UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust
              BlackRock Florida Municipal Bond Fund
              BlackRock New Jersey Municipal Bond Fund
              BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 05/31/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

Annual Report                                                          BLACKROCK

MAY 31, 2008

BlackRock Florida Municipal Bond Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
OF BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summaries ...........................................................     4
About Fund Performance ...................................................    10
Disclosure of Expenses ...................................................    11
Portfolio Information ....................................................    14
Financial Statements:
  Schedules of Investments ...............................................    15
  Statements of Assets and Liabilities ...................................    27
  Statements of Operations ...............................................    29
  Statements of Changes in Net Assets ....................................    30
Financial Highlights .....................................................    33
Notes to Financial Statements ............................................    49
Report of Independent Registered Public Accounting Firm ..................    64
Important Tax Information (Unaudited) ....................................    64
Officers and Trustees ....................................................    65
Additional Information ...................................................    69
Mutual Fund Family .......................................................    71


2              ANNUAL REPORT                     MAY 31, 2008

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer, and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the positive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the "Fed") initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions, which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed's response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues underperformed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008                                                         6-month       12-month
================================================================================================================
U.S. equities (S&P 500 Index)                                                             (4.47%)        (6.70%)
----------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                              (1.87)        (10.53)
----------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                         (5.21)         (2.53)
----------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                        1.49           6.89
----------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                             1.44           3.87
----------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)        1.81          (1.08)
----------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of May 31, 2008            BlackRock Florida Municipal Bond Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. Fund results for the 12-month period lagged the broad-market Lehman Brothers Municipal Bond Index and the Lipper Florida Municipal Debt Funds category average. Unlike the Lehman Index, which measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in Florida.

      What factors influenced performance?

o U.S. Treasury yields generally moved lower (while prices correspondingly rose) during the year in response to weaker domestic economic growth and declining equity valuations. The Federal Reserve Board cut short-term interest rates seven times from 5.25% to 2.0%.

o The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and disruption of the auction rate securities market weighed heavily on the sector. Long-term municipal bond yields were acutely affected. New issuance for the period was relatively strong, despite a 12% decline in the past six months. More recently, the pace has increased, alongside improved investor demand.

o The Fund's relative performance was adversely affected by its longer-maturity municipal bond holdings, which performed poorly as interest rates rose during the period. Credit spreads widened to levels not seen in several years. Specific sectors that detracted from performance included uninsured healthcare, land-secured bonds and corporate-issued municipal securities. Additionally, bonds insured by monoline insurers FGIC, XLCA, AMBAC, MBIA and CIFG underperformed issues insured by FSA and Assured Guaranty.

o On the positive side, the Fund's holdings in prerefunded bonds enhanced results, as subprime mortgage problems and the failure of the auction rate securities market spurred a flight to quality, benefiting the short end of the municipal market.

      Describe recent portfolio activity.

o During the reporting period, we took advantage of the increase in volatility in the market to participate in some tax-loss swaps. In effect, we were willing to take losses on the sale of selected bonds in order to offset present and future capital gain tax liabilities for shareholders. This also meant we were swapping into bonds with more attractive yields. We found some compelling opportunities in the new-issue market, as well, and acquired bonds with coupons ranging from 5.25% to 6.00%.

      Describe Fund positioning at period-end.

o The Fund maintained a fully invested portfolio throughout and ended the reporting period with a neutral duration relative to the Lipper peer group.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.


4              ANNUAL REPORT                     MAY 31, 2008

                                           BlackRock Florida Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from May 1998 to May 2008:

                                                                 Lehman Brothers
                                                                  Municipal Bond
         Institutional Shares(1,2)     Investor A Shares(1,2)           Index(3)
5/98                       $10,000                     $9,575            $10,000
5/99                       $10,360                     $9,895            $10,467
5/00                        $9,967                     $9,496            $10,377
5/01                       $11,076                    $10,526            $11,637
5/02                       $11,820                    $11,205            $12,394
5/03                       $12,980                    $12,275            $13,679
5/04                       $13,079                    $12,337            $13,674
5/05                       $14,336                    $13,490            $14,763
5/06                       $14,668                    $13,768            $15,042
5/07                       $15,359                    $14,368            $15,771
5/08                       $15,353                    $14,344            $16,381

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of Florida, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
3 This unmanaged Index consists of revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

Performance Summary for the Period Ended May 31, 2008

                                                                                   Average Annual Total Returns 1
                                                                --------------------------------------------------------------------
                                                                        1 Year                 5 Years                10 Years
                                                                --------------------    --------------------    --------------------
                                Standardized       6-Month      w/o sales    w/sales    w/o sales    w/sales    w/o sales    w/sales
                                30-Day Yields    Total Returns    charge      charge      charge      charge      charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ...............        4.36%          (0.19%)       (0.04%)        --       3.42%          --       4.38%          --
Investor A ..................        4.01           (0.29)        (0.17)      (4.41%)     3.16         2.27%      4.12         3.67%
Investor A1 .................        4.10           (0.24)        (0.13)      (4.12)      3.31         2.47       4.28         3.85
Investor B ..................        3.88           (0.43)        (0.53)      (4.35)      2.90         2.56       3.86         3.86
Investor C ..................        3.35           (0.69)        (1.05)      (2.00)      2.37         2.37       3.33         3.33
Investor C1 .................        3.77           (0.49)        (0.63)      (1.58)      2.80         2.80       3.75         3.75
Lehman Brothers Municipal
  Bond Index ................          --            1.44          3.87          --       3.67           --       5.06           --
------------------------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Fund Performance" on pages 10 and 11 for a detailed description of share classes, including any related sales charges and fees.
      Past performance is not indicative of future results.


                  ANNUAL REPORT                     MAY 31, 2008              5

Fund Summary as of May 31, 2008         BlackRock New Jersey Municipal Bond Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. The Fund underperformed the broad-market Lehman Brothers Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds category average for the 12-month period. Unlike the Lehman Index, which measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in New Jersey.

      What factors influenced performance?

o U.S. Treasury yields generally moved lower (while prices correspondingly rose) during the year in response to weaker domestic economic growth and declining equity valuations. The Federal Reserve Board cut short-term interest rates seven times from 5.25% to 2.0%.

o The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and disruption of the auction rate securities market weighed heavily on the sector. Long-term municipal bond yields were acutely affected. New issuance for the period was relatively strong, despite a 12% decline in the past six months. More recently, the pace has increased, alongside improved investor demand.

o The Fund's exposure to higher-yielding (primarily, longer-dated) holdings detracted from relative performance, as these issues underperformed amid substantial widening in credit spreads. The Fund's higher-quality insured holdings -- which would typically benefit from a "flight-to-quality" environment -- also came under pressure amid the turmoil in the monoline insurance industry.

o On the positive side, an above-average yield helped mitigate the negative effects of the unprecedented market volatility and contributed positively to the Fund's total return. Additionally, we maintained a broadly diversified portfolio with credits and coupon structures that are attractive to the retail buyer. This proved advantageous, as strong retail demand allowed us to sell select holdings at above-market prices.

      Describe recent portfolio activity.

o Fund activity was limited during the reporting period, as a scarce supply of new issues limited management's opportunities to restructure the portfolio. Trading activity consisted primarily of opportunistically feeding retail investor interest and adding higher-yielding securities in order to increase the distribution rate of the Fund. In general, we focused on purchasing bonds with higher credit ratings, while also looking for select opportunities to add lower-quality investment-grade bonds at attractively wide credit spreads.

      Describe Fund positioning at period-end.

o The Fund ended the period with a slightly longer duration relative to its Lipper peer group, a posture we believe will benefit from a recovering municipal market, steadily slowing economy and declining yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.


6              ANNUAL REPORT                     MAY 31, 2008

                                        BlackRock New Jersey Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from May 1998 to May 2008:

                                                                 Lehman Brothers
                                                                  Municipal Bond
         Institutional Shares(1,2)     Investor A Shares(1,2)           Index(3)
5/98                       $10,000                     $9,575            $10,000
5/99                       $10,390                     $9,923            $10,467
5/00                        $9,803                     $9,340            $10,377
5/01                       $11,024                    $10,477            $11,637
5/02                       $11,654                    $11,048            $12,394
5/03                       $12,579                    $11,895            $13,679
5/04                       $12,593                    $11,879            $13,674
5/05                       $13,902                    $13,081            $14,763
5/06                       $14,368                    $13,486            $15,042
5/07                       $15,093                    $14,131            $15,771
5/08                       $15,225                    $14,228            $16,381

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of New Jersey, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
3 This unmanaged Index consists of revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

Performance Summary for the Period Ended May 31, 2008

                                                                                   Average Annual Total Returns 1
                                                                --------------------------------------------------------------------
                                                                        1 Year                 5 Years                10 Years
                                                                --------------------    --------------------    --------------------
                                Standardized       6-Month      w/o sales    w/sales    w/o sales    w/sales    w/o sales    w/sales
                                30-Day Yields    Total Returns    charge      charge      charge      charge      charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ...............        3.92%           0.09%         0.88%         --       3.89%          --       4.29%          --
Service .....................        3.76            0.01          0.77          --       3.64           --       4.04           --
Investor A ..................        3.60            0.01          0.69       (3.59%)     3.65         2.75%      4.04         3.59%
Investor A1 .................        3.75           (0.01)         0.83       (3.20)      3.80         2.96       4.20         3.77
Investor B ..................        3.08           (0.36)        (0.06)      (4.40)      2.88         2.53       3.27         3.27
Investor B1 .................        3.51           (0.21)         0.43       (3.43)      3.38         3.04       3.77         3.77
Investor C ..................        3.01           (0.37)         0.03       (0.94)      2.87         2.87       3.27         3.27
Investor C1 .................        3.41           (0.17)         0.33       (0.64)      3.28         3.28       3.67         3.67
Lehman Brothers Municipal
  Bond Index ................          --            1.44          3.87          --       3.67           --       5.06           --
------------------------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Fund Performance" on pages 10 and 11 for a detailed description of share classes, including any related sales charges and fees.
      Past performance is not indicative of future results.


                  ANNUAL REPORT                     MAY 31, 2008              7

Fund Summary as of May 31, 2008       BlackRock Pennsylvania Municipal Bond Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. Fund performance lagged the broad-market Lehman Brothers Municipal Bond Index for the 12-month period.

o The Fund's Institutional, Service, Investor A and Investor A1 shares outperformed the Lipper Pennsylvania Municipal Debt Funds category average for the 12-month period, while its Investor B, Investor B1, Investor C and Investor C1 shares underperformed. Unlike the Lehman Index, which measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in Pennsylvania.

      What factors influenced performance?

o U.S. Treasury yields generally moved lower (while prices correspondingly rose) during the year in response to weaker domestic economic growth and declining equity valuations. The Federal Reserve Board cut short-term interest rates seven times from 5.25% to 2.0%.

o The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and disruption of the auction rate securities market weighed heavily on the sector. Long-term municipal bond yields were acutely affected. New issuance for the period was relatively strong, despite a 12% decline in the past six months. More recently, the pace has increased, alongside improved investor demand.

o The Fund's slightly longer duration relative to its Lipper peer group detracted from comparative results, as long-term municipal interest rates rose during the reporting period.

o On the positive side, the Fund's performance versus its peers benefited from a relatively higher yield. The Fund's higher yield was attributable to its positions in derivatives (securities whose prices are dependent upon or derived from one or more underlying assets) and its holdings in bonds with higher coupon rates.

      Describe recent portfolio activity.

o In an effort to take advantage of an improving municipal market, we attempted to increase the Fund's duration to slightly above the level of the Lipper peer group. A lack of new issuance in Pennsylvania did present some challenges as it limited the supply of appropriate securities that could have been added to the Fund.

o Nevertheless, we were able to sell certain shorter-maturity bonds, while purchasing longer maturities that offered attractive long-term yields. In addition, we engaged in some tax-loss swaps. In effect, we were willing to take losses on the sale of selected bonds in order to offset present and future capital gains, which are taxable to our shareholders. This also meant that we were swapping into bonds with more attractive yields.

      Describe Fund positioning at period-end.

o The Fund ended the reporting period with a slightly longer duration versus its Lipper peer group.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.


8              ANNUAL REPORT                     MAY 31, 2008

                                      BlackRock Pennsylvania Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from May 1998 to May 2008:

                                                                 Lehman Brothers
                                                                  Municipal Bond
         Institutional Shares(1,2)      Investor A Shares(1,2)          Index(3)
5/98                       $10,000                      $9,575           $10,000
5/99                       $10,368                      $9,903           $10,467
5/00                       $10,092                      $9,615           $10,377
5/01                       $11,220                     $10,663           $11,637
5/02                       $11,962                     $11,340           $12,394
5/03                       $13,149                     $12,435           $13,679
5/04                       $13,200                     $12,452           $13,674
5/05                       $14,283                     $13,439           $14,763
5/06                       $14,613                     $13,716           $15,042
5/07                       $15,294                     $14,319           $15,771
5/08                       $15,506                     $14,499           $16,381

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
3 This unmanaged Index consists of revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

Performance Summary for the Period Ended May 31, 2008

                                                                                   Average Annual Total Returns 1
                                                                --------------------------------------------------------------------
                                                                        1 Year                 5 Years                10 Years
                                                                --------------------    --------------------    --------------------
                                Standardized       6-Month      w/o sales    w/sales    w/o sales    w/sales    w/o sales    w/sales
                                30-Day Yields    Total Returns    charge      charge      charge      charge      charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ...............        4.26%           0.43%        1.39%          --       3.35%          --       4.48%          --
Service .....................        4.25            0.43         1.17           --       3.12           --       4.24           --
Investor A ..................        3.87            0.41         1.25        (3.05%)     3.12         2.23%      4.24         3.78%
Investor A1 .................        4.01            0.48         1.30        (2.75)      3.25         2.41       4.39         3.97
Investor B ..................        4.36            0.15         0.70        (3.64)      2.39         2.05       3.48         3.48
Investor B1 .................        3.79            0.19         0.89        (2.97)      2.83         2.50       3.96         3.96
Investor C ..................        3.28           (0.06)        0.39        (0.58)      2.35         2.35       3.46         3.46
Investor C1 .................        3.68            0.13         0.79        (0.18)      2.73         2.73       3.86         3.86
Lehman Brothers Municipal
  Bond Index ................          --            1.44         3.87           --       3.67           --       5.06           --
------------------------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Fund Performance" on pages 10 and 11 for a detailed description of share classes, including any related sales charges and fees.
      Past performance is not indicative of future results.


                  ANNUAL REPORT                     MAY 31, 2008              9

About Fund Performance

BlackRock Florida Municipal Bond Fund

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to the Investor C inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to the Service Shares inception date of October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Service Share fees.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) Prior to the Investor B inception date of October 2, 2006, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor B Share fees.

o Investor B1 Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B1 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to the Investor C inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.


10              ANNUAL REPORT                     MAY 31, 2008

About Fund Performance (concluded)

For All Funds

Performance informance reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on pages 5, 7 and 9 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, BlackRock Advisors, LLC, the Funds' investment manager, agreed to reimburse a portion of their fee. Without such reimbursement, the Funds' performance would have been lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on pages 12 and 13 (which are based on a hypothetical investment of $1,000 invested on December 1, 2007 and held through May 31, 2008) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the tables are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


                  ANNUAL REPORT                     MAY 31, 2008              11

BlackRock Florida Municipal Bond Fund (Including Interest Expense and Fees)

                                                Actual                                           Hypothetical 2
                       ----------------------------------------------------     ----------------------------------------------------
                         Beginning        Ending                                  Beginning        Ending
                       Account Value   Account Value       Expenses Paid        Account Value   Account Value       Expenses Paid
                        Dec. 1, 2007    May 31, 2008    During the Period 1      Dec. 1, 2007    May 31, 2008    During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....      $   1,000       $  998.10           $    6.01             $   1,000       $1,018.88          $    6.07
Investor A ........      $   1,000       $  997.10           $    6.95             $   1,000       $1,017.94          $    7.02
Investor A1 .......      $   1,000       $  997.60           $    6.41             $   1,000       $1,018.49          $    6.47
Investor B ........      $   1,000       $  995.70           $    8.48             $   1,000       $1,016.40          $    8.57
Investor C ........      $   1,000       $  993.10           $   10.80             $   1,000       $1,014.06          $   10.92
Investor C1 .......      $   1,000       $  995.10           $    8.93             $   1,000       $1,015.95          $    9.02
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.21 for Institutional, 1.40% for Investor A, 1.29% for Investor A1, 1.71% for Investor B, 2.18% for Investor C and 1.80% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

BlackRock Florida Municipal Bond Fund (Excluding Interest Expense and Fees)

                                                Actual                                           Hypothetical 2
                       ----------------------------------------------------     ----------------------------------------------------
                         Beginning        Ending                                  Beginning        Ending
                       Account Value   Account Value       Expenses Paid        Account Value   Account Value       Expenses Paid
                        Dec. 1, 2007    May 31, 2008    During the Period 1      Dec. 1, 2007    May 31, 2008    During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....      $   1,000       $  998.10           $    4.42             $   1,000       $1,020.47          $    4.47
Investor A ........      $   1,000       $  997.10           $    5.41             $   1,000       $1,019.48          $    5.47
Investor A1 .......      $   1,000       $  997.60           $    4.87             $   1,000       $1,020.03          $    4.92
Investor B ........      $   1,000       $  995.70           $    6.85             $   1,000       $1,018.04          $    6.92
Investor C ........      $   1,000       $  993.10           $    9.42             $   1,000       $1,015.45          $    9.52
Investor C1 .......      $   1,000       $  995.10           $    7.29             $   1,000       $1,017.59          $    7.37
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.89% for Institutional, 1.09% for Investor A, 0.98% for Investor A1, 1.38% for Investor B, 1.90% for Investor C and 1.47% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

BlackRock New Jersey Municipal Bond Fund (Including Interest Expense and Fees)

                                                Actual                                           Hypothetical 2
                       ----------------------------------------------------     ----------------------------------------------------
                         Beginning        Ending                                  Beginning        Ending
                       Account Value   Account Value       Expenses Paid        Account Value   Account Value       Expenses Paid
                        Dec. 1, 2007    May 31, 2008    During the Period 1      Dec. 1, 2007    May 31, 2008    During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....      $   1,000       $1,000.90           $    4.33             $   1,000       $1,020.57          $    4.37
Service ...........      $   1,000       $1,000.10           $    5.17             $   1,000       $1,019.73          $    5.22
Investor A ........      $   1,000       $1,000.10           $    5.12             $   1,000       $1,019.78          $    5.17
Investor A1 .......      $   1,000       $  999.90           $    4.43             $   1,000       $1,020.47          $    4.47
Investor B ........      $   1,000       $  996.40           $    8.84             $   1,000       $1,016.05          $    8.92
Investor B1 .......      $   1,000       $  997.90           $    6.46             $   1,000       $1,018.44          $    6.52
Investor C ........      $   1,000       $  996.30           $    8.79             $   1,000       $1,016.10          $    8.87
Investor C1 .......      $   1,000       $  998.30           $    6.91             $   1,000       $1,017.99          $    6.97
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.87% for Institutional, 1.04% for Service, 1.03% for Investor A, 0.89% for Investor A1, 1.78% for Investor B, 1.30% for Investor B1, 1.77% for Investor C and 1.39% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.


12              ANNUAL REPORT                     MAY 31, 2008

Disclosure of Expenses (concluded)

BlackRock New Jersey Municipal Bond Fund (Excluding Interest Expense and Fees)

                                                Actual                                           Hypothetical 2
                       ----------------------------------------------------     ----------------------------------------------------
                         Beginning        Ending                                  Beginning        Ending
                       Account Value   Account Value       Expenses Paid        Account Value   Account Value       Expenses Paid
                        Dec. 1, 2007    May 31, 2008    During the Period 1      Dec. 1, 2007    May 31, 2008    During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....      $   1,000       $1,000.90           $    3.33             $   1,000       $1,021.57          $    3.37
Service ...........      $   1,000       $1,000.10           $    4.23             $   1,000       $1,020.67          $    4.27
Investor A ........      $   1,000       $1,000.10           $    4.23             $   1,000       $1,020.67          $    4.27
Investor A1 .......      $   1,000       $  999.90           $    3.48             $   1,000       $1,021.42          $    3.52
Investor B ........      $   1,000       $  996.40           $    7.84             $   1,000       $1,017.04          $    7.92
Investor B1 .......      $   1,000       $  997.90           $    5.41             $   1,000       $1,019.48          $    5.47
Investor C ........      $   1,000       $  996.30           $    7.89             $   1,000       $1,016.99          $    7.97
Investor C1 .......      $   1,000       $  998.30           $    5.91             $   1,000       $1,018.98          $    5.97
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.67% for Institutional, 0.85% for Service, 0.85% for Investor A, 0.70% for Investor A1, 1.58% for Investor B, 1.09% for Investor B1, 1.59% for Investor C and 1.19% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

BlackRock Pennsylvania Municipal Bond Fund (Including Interest Expense and Fees)

                                                Actual                                           Hypothetical 2
                       ----------------------------------------------------     ----------------------------------------------------
                         Beginning        Ending                                  Beginning        Ending
                       Account Value   Account Value       Expenses Paid        Account Value   Account Value       Expenses Paid
                        Dec. 1, 2007    May 31, 2008    During the Period 1      Dec. 1, 2007    May 31, 2008    During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....      $   1,000       $1,004.30           $    4.44             $   1,000       $1,020.47          $    4.47
Service ...........      $   1,000       $1,004.30           $    5.48             $   1,000       $1,019.43          $    5.52
Investor A ........      $   1,000       $1,004.10           $    5.58             $   1,000       $1,019.33          $    5.62
Investor A1 .......      $   1,000       $1,004.80           $    4.88             $   1,000       $1,020.03          $    4.92
Investor B ........      $   1,000       $1,001.50           $    8.21             $   1,000       $1,016.70          $    8.27
Investor B1 .......      $   1,000       $1,001.90           $    6.87             $   1,000       $1,018.04          $    6.92
Investor C ........      $   1,000       $  999.40           $    9.15             $   1,000       $1,015.75          $    9.22
Investor C1 .......      $   1,000       $1,001.30           $    7.36             $   1,000       $1,017.54          $    7.42
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.89% for Institutional, 1.10% for Service, 1.12% for Investor A, 0.98% for Investor A1, 1.65% for Investor B, 1.38% for Investor B1, 1.84% for Investor C and 1.48% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

BlackRock Pennsylvania Municipal Bond Fund (Excluding Interest Expense and Fees)

                                                Actual                                           Hypothetical 2
                       ----------------------------------------------------     ----------------------------------------------------
                         Beginning        Ending                                  Beginning        Ending
                       Account Value   Account Value       Expenses Paid        Account Value   Account Value       Expenses Paid
                        Dec. 1, 2007    May 31, 2008    During the Period 1      Dec. 1, 2007    May 31, 2008    During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....      $   1,000       $1,004.30           $    3.04             $   1,000       $1,021.87          $    3.07
Service ...........      $   1,000       $1,004.30           $    3.99             $   1,000       $1,020.92          $    4.02
Investor A ........      $   1,000       $1,004.10           $    4.19             $   1,000       $1,020.72          $    4.22
Investor A1 .......      $   1,000       $1,004.80           $    3.49             $   1,000       $1,021.42          $    3.52
Investor B ........      $   1,000       $1,001.50           $    6.77             $   1,000       $1,018.14          $    6.82
Investor B1 .......      $   1,000       $1,001.90           $    5.43             $   1,000       $1,019.48          $    5.47
Investor C ........      $   1,000       $  999.40           $    7.90             $   1,000       $1,016.99          $    7.97
Investor C1 .......      $   1,000       $1,001.30           $    5.92             $   1,000       $1,018.98          $    5.97
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.61% for Institutional, 0.80% for Service, 0.84% for Investor A, 0.70% for Investor A1, 1.36% for Investor B, 1.09% for Investor B1, 1.59% for Investor C and 1.19% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.


                  ANNUAL REPORT                     MAY 31, 2008              13

Portfolio Information as of May 31, 2008

BlackRock Florida Municipal Bond Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ..................................................    85%
General Obligation Bonds .............................................     7
Pre-refunded Bonds 1 .................................................     8
--------------------------------------------------------------------------------

Credit Ratings by                                                     Percent of
S&P/Moody's 2                                              Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ..............................................................    36%
AA/Aa ................................................................     4
A/A ..................................................................    16
BBB/Baa ..............................................................    14
Not Rated ............................................................    27
Other 3 ..............................................................     3
--------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ..................................................    70%
General Obligation Bonds .............................................    19
Pre-refunded Bonds 1 .................................................    11
--------------------------------------------------------------------------------

Quality Ratings by                                                    Percent of
S&P/Moody's 2                                              Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ..............................................................    56%
AA/Aa ................................................................    10
A/A ..................................................................     8
BBB/Baa ..............................................................    12
BB/Ba ................................................................     1
B/B ..................................................................     1
CCC/Caa ..............................................................     1
Not Rated ............................................................    11
--------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ..................................................    69%
General Obligation Bonds .............................................    30
Pre-refunded Bonds 1 .................................................     1
--------------------------------------------------------------------------------
1     Backed by an escrow fund.

Quality Ratings by                                                    Percent of
S&P/Moody's 2                                              Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ..............................................................    46%
AA/Aa ................................................................    23
A/A ..................................................................     7
BBB/Baa ..............................................................    10
BB/Ba ................................................................     1
Not Rated ............................................................    13
--------------------------------------------------------------------------------
2     Using the higher of Standard & Poor's or Moody's Investors Service ratings.
3     Includes portfolio holdings in mutual funds.


14              ANNUAL REPORT                     MAY 31, 2008

Schedule of Investments May 31, 2008       BlackRock Florida Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                       Par
Municipal Bonds                                                       (000)          Value
=============================================================================================
Florida -- 79.6%
---------------------------------------------------------------------------------------------
Altamonte Springs, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Adventist Health
Systems -- Sunbelt), 7%, 10/01/14 (a)                               $ 1,095      $  1,326,275
---------------------------------------------------------------------------------------------
Ballantrae, Florida, Community Development District,
Capital Improvement Revenue Bonds, 6%, 5/01/35                        1,195         1,189,085
---------------------------------------------------------------------------------------------
Broward County, Florida, HFA, S/F Mortgage Revenue
Refunding Bonds, AMT, Series E, 5.90%,
10/01/39 (b)(c)                                                       1,000         1,014,580
---------------------------------------------------------------------------------------------
Capital Trust Agency, Florida, Air Cargo Revenue
Bonds, AMT, 6.25%, 1/01/19                                              535           533,529
---------------------------------------------------------------------------------------------
Citrus County, Florida, Hospital Board Revenue
Refunding Bonds (Citrus Memorial Hospital):
     6.25%, 8/15/23                                                     900           938,799
     6.375%, 8/15/32                                                  1,500         1,546,275
---------------------------------------------------------------------------------------------
Cypress Lakes, Florida, Community Development
District, Special Assessment Bonds, Series A,
6%, 5/01/34                                                           1,000           993,440
---------------------------------------------------------------------------------------------
Fiddlers Creek, Florida, Community Development
District Number 2, Special Assessment Revenue
Bonds, Series A, 6.375%, 5/01/35                                      1,500         1,402,410
---------------------------------------------------------------------------------------------
Florida HFA, Homeowner Mortgage Revenue Bonds,
AMT, Series 3, 6.35%, 7/01/28 (d)(e)                                    870           910,585
---------------------------------------------------------------------------------------------
Florida Housing Finance Corporation, Homeowner
Mortgage Revenue Bonds, AMT, Series 1, 6%,
7/01/39 (b)(c)                                                          250           254,360
---------------------------------------------------------------------------------------------
Florida Housing Finance Corporation, Homeowner
Mortgage Revenue Refunding Bonds, AMT, Series 4,
6.25%, 7/01/22 (f)                                                      430           449,647
---------------------------------------------------------------------------------------------
Florida State Board of Education, Lottery Revenue
Bonds (g)(h):
     DRIVERS, Series 222,10.61%, 7/01/17                              1,383         1,629,988
     PUTTERS, VRDN, Series 222Z, 1.62%, 7/01/17                       1,380         1,380,000
---------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority, Florida, Airport
Facilities Revenue Bonds (JetBlue Airways Corp.),
AMT, 6.375%, 11/15/26                                                 1,000           818,910
---------------------------------------------------------------------------------------------
Harbor Bay, Florida, Community Development District,
Capital Improvement Special Assessment Revenue
Bonds, Series A, 7%, 5/01/33                                            960         1,000,166
---------------------------------------------------------------------------------------------
Heritage Harbour North Community Development
District, Florida, Capital Improvement Bonds,
6.375%, 5/01/38                                                         500           447,340
---------------------------------------------------------------------------------------------
Highlands County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Adventist Health System),
Series C, 5.25%, 11/15/36                                             1,250         1,228,212
---------------------------------------------------------------------------------------------
Hillsborough County, Florida, Aviation Authority
Revenue Bonds, AMT, Series A, 5.50%, 10/01/38 (i)                     1,310         1,323,270
---------------------------------------------------------------------------------------------
Hillsborough County, Florida, IDA, Exempt Facilities
Revenue Bonds (National Gypsum Company), AMT:
     Series A, 7.125%, 4/01/30                                        1,000           970,300
     Series B, 7.125%, 4/01/30                                        1,750         1,698,025
---------------------------------------------------------------------------------------------
Hillsborough County, Florida, IDA, PCR, Refunding
(Tampa Electric Company Project), Series A,
5.65%, 5/15/18 (s)                                                      400           404,296
---------------------------------------------------------------------------------------------
Jacksonville Electric Authority, Florida, Saint John's
River Power Park System Revenue Bonds, Issue Three,
Series 2, 5%, 10/01/37                                                  700           711,445
---------------------------------------------------------------------------------------------
Jacksonville, Florida, Economic Development
Commission, Health Care Facilities Revenue Bonds
(Mayo Clinic -- Jacksonville):
     Series A, 5.50%, 11/15/36                                        1,000         1,014,830
     Series A, 5.50%, 11/15/36 (d)                                    1,000         1,041,690
     Series B, 5.50%, 11/15/36                                        2,000         2,029,660
     Series B, 5.50%, 11/15/36 (d)                                      410           427,093
---------------------------------------------------------------------------------------------
Jacksonville, Florida, Economic Development
Commission, IDR (Metropolitan Parking Solutions
Project), AMT, 5.875%, 6/01/31 (j)                                    2,050         1,940,140
---------------------------------------------------------------------------------------------
Jacksonville, Florida, Guaranteed Entitlement Revenue
Refunding and Improvement Bonds,
5.25%, 10/01/32 (h)                                                   1,200         1,219,428
---------------------------------------------------------------------------------------------
Jacksonville, Florida, HFA, Homeowner Mortgage
Revenue Refunding Bonds, AMT, Series A-1, 5.625%,
10/01/39 (b)(c)                                                         750           746,760
---------------------------------------------------------------------------------------------
Jacksonville, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Baptist Medical Center
Project), 5%, 8/15/37 (f)                                             1,000         1,005,790
---------------------------------------------------------------------------------------------
Lee County, Florida, HFA, S/F Mortgage Revenue
Bonds (Multi-County Program), AMT, Series A-2, 6%,
9/01/40 (b)(c)                                                        1,000         1,039,270
---------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AMT         Alternative Minimum Tax (subject to)
CABS        Capital Appreciation Bonds
COP         Certificates of Participation
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
EDR         Economic Development Revenue Bonds
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
PUTTERS     Puttable Tax-Exempt Receipts
S/F         Single-Family
VRDN        Variable Rate Demand Notes

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              15

Schedule of Investments (continued)        BlackRock Florida Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                       Par
Municipal Bonds                                                       (000)          Value
=============================================================================================
Florida (continued)
---------------------------------------------------------------------------------------------
Manatee County, Florida, HFA, Homeowner Revenue
Bonds, AMT, Series A, 5.90%, 9/01/40 (b)(c)                         $   750      $    751,898
---------------------------------------------------------------------------------------------
Martin County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Martin Memorial Medical
Center), Series A, 5.875%, 11/15/12 (k)                               2,320         2,601,694
---------------------------------------------------------------------------------------------
Miami-Dade County, Florida, Expressway Authority, Toll
System Revenue Bonds, Series B (h):
     5.25%, 7/01/26                                                   2,495         2,577,460
     5%, 7/01/33                                                      3,450         3,420,606
---------------------------------------------------------------------------------------------
Miami-Dade County, Florida, HFA, Home Ownership
Mortgage Revenue Bonds, AMT, Series A, 5.55%,
10/01/49 (b)(c)                                                       1,000           990,210
---------------------------------------------------------------------------------------------
Miami-Dade County, Florida, School Board, COP,
Refunding, Series B, 5.25%, 5/01/30 (i)                                 815           832,025
---------------------------------------------------------------------------------------------
Miami-Dade County, Florida, Solid Waste System
Revenue Bonds, 5.25%, 10/01/30 (d)                                    1,250         1,269,675
---------------------------------------------------------------------------------------------
Middle Village Community Development District,
Florida, Special Assessment Bonds, Series A,
6%, 5/01/35                                                           1,000           909,720
---------------------------------------------------------------------------------------------
Midtown Miami, Florida, Community Development
District, Special Assessment Revenue Bonds, Series A,
6.25%, 5/01/37                                                        1,000           926,010
---------------------------------------------------------------------------------------------
Oak Creek, Florida, Community Development District,
Special Assessment Bonds, 5.80%, 5/01/35                                960           857,222
---------------------------------------------------------------------------------------------
Orange County, Florida, Health Facilities Authority,
First Mortgage Revenue Bonds (Orlando Lutheran
Towers), 5.50%, 7/01/38                                                 500           424,445
---------------------------------------------------------------------------------------------
Orange County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Orlando Regional
Healthcare), 6%, 12/01/12 (k)                                         2,705         3,026,652
---------------------------------------------------------------------------------------------
Orlando, Florida, Urban Community Development
District, Capital Improvement Special
Assessment Bonds:
     6.25%, 5/01/34                                                   1,000           909,690
     Series A, 6.95%, 5/01/11 (k)                                       930         1,030,245
---------------------------------------------------------------------------------------------
Osceola County, Florida, Tourist Development Tax
Revenue Bonds, Series A, 5.50%, 10/01/27 (h)                            925           966,588
---------------------------------------------------------------------------------------------
Palm Beach County, Florida, School Board, COP,
Series A, 5%, 8/01/29 (d)(h)                                          1,000         1,007,850
---------------------------------------------------------------------------------------------
Park Place Community Development District, Florida,
Special Assessment Revenue Bonds:
     6.75%, 5/01/32                                                     500           517,470
     6.375%, 5/01/34                                                    980           967,093
---------------------------------------------------------------------------------------------
Pasco County, Florida, Health Facilities Authority,
Gross Revenue Bonds (Adventist Health
System -- Sunbelt), 7%, 10/01/14 (a)                                  2,080         2,480,629
---------------------------------------------------------------------------------------------
Saint Johns County, Florida, Sales Tax Revenue Bonds,
Series A, 5.25%, 10/01/28 (l)                                         1,000         1,030,320
---------------------------------------------------------------------------------------------
Saint Johns County, Florida, Water and Sewer
Revenue Bonds, CABS, 5.368%, 6/01/32 (l)(m)                           2,295           601,129
---------------------------------------------------------------------------------------------
Santa Rosa County, Florida, School Board, COP,
Refunding, Series 2, 5.25%, 2/01/26 (h)                               2,000         2,044,160
---------------------------------------------------------------------------------------------
South Kendall, Florida, Community Development
District, Special Assessment Bonds, Series A,
5.90%, 5/01/35                                                          955           934,783
---------------------------------------------------------------------------------------------
South Lake County, Florida, Hospital District Revenue
Bonds (South Lake Hospital Inc.):
     5.80%, 10/01/34                                                  1,000         1,009,240
     6.375%, 10/01/34                                                   995         1,014,442
---------------------------------------------------------------------------------------------
Sterling Hill Community Development District, Florida,
Capital Improvement Revenue Refunding Bonds,
Series B, 5.50%, 11/01/10                                               185           183,180
---------------------------------------------------------------------------------------------
Suncoast Community Development District, Florida,
Capital Improvement Revenue Bonds, Series A,
5.875%, 5/01/34                                                         590           576,542
---------------------------------------------------------------------------------------------
Tolomato Community Development District, Florida,
Special Assessment Bonds, 6.55%, 5/01/27                                850           831,037
---------------------------------------------------------------------------------------------
University of Central Florida Athletics Association Inc.,
COP, Series A, 5.25%, 10/01/34 (h)                                    2,860         2,855,739
---------------------------------------------------------------------------------------------
University of Central Florida, COP (UCF Convocation
Center), Series A, 5%, 10/01/35 (h)                                   1,600         1,500,304
---------------------------------------------------------------------------------------------
Village Center Community Development District,
Florida, Utility Revenue Bonds, 5.125%, 10/01/28 (d)                  1,000         1,024,640
---------------------------------------------------------------------------------------------
Vista Lakes Community Development District, Florida,
Capital Improvement Revenue Bonds, Series A,
6.75%, 5/01/12 (k)                                                    1,405         1,576,789
---------------------------------------------------------------------------------------------
Volusia County, Florida, IDA, Student Housing Revenue
Bonds (Stetson University Project), Series A, 5%,
6/01/35 (n)                                                           1,000           995,590
---------------------------------------------------------------------------------------------
Watergrass Community Development District, Florida,
Special Assessment Revenue Bonds, Series B,
5.125%, 11/01/14                                                      1,000           902,390
                                                                                 ------------
                                                                                   76,183,065
---------------------------------------------------------------------------------------------

=============================================================================================
New Jersey -- 1.0%
---------------------------------------------------------------------------------------------
New Jersey EDA, Cigarette Tax Revenue Bonds,
5.75%, 6/15/34                                                        1,020           991,817
---------------------------------------------------------------------------------------------

=============================================================================================
Puerto Rico -- 4.9%
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
6%, 7/01/44                                                           2,200         2,326,060
---------------------------------------------------------------------------------------------
Puerto Rico Industrial, Tourist, Educational, Medical
and Environmental Control Facilities Revenue Bonds
(Cogeneration Facility -- AES Puerto Rico Project), AMT,
6.625%, 6/01/26                                                       1,365         1,401,282
---------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series I, 5%,
7/01/36 (o)                                                           1,000           979,270
                                                                                 ------------
                                                                                    4,706,612
---------------------------------------------------------------------------------------------
Total Municipal Bonds
(Cost -- $81,068,782) -- 85.5%                                                     81,881,494
=============================================================================================

See Notes to Financial Statements.


16              ANNUAL REPORT                     MAY 31, 2008

Schedule of Investments (concluded)        BlackRock Florida Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender                                  Par
Option Bond Trusts (p)                                                (000)          Value
=============================================================================================
Florida -- 21.7%
---------------------------------------------------------------------------------------------
Florida State Board of Education, Lottery Revenue
Bonds, Series B, 6.25%, 7/01/10 (h)(k)                              $ 7,235      $  7,882,586
---------------------------------------------------------------------------------------------
Florida State Turnpike Authority, Turnpike Revenue
Bonds (Department of Transportation), Series A,
6.25%, 7/01/10 (h)(k)                                                 5,000         5,447,600
---------------------------------------------------------------------------------------------
Miami-Dade County, Florida, Aviation Revenue Bonds,
AMT, Series A, 5%, 10/01/33 (f)                                       1,435         1,340,092
---------------------------------------------------------------------------------------------
Palm Beach County Florida School Board Certificates
of Participation, Series A, 5%, 8/01/31 (f)                           1,000         1,017,703
---------------------------------------------------------------------------------------------
South Broward, Florida, Hospital District, Hospital
Revenue Bonds, 5.625%, 5/01/32 (d)                                    4,640         5,123,488
---------------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to Tender
Option Bond Trusts (Cost -- $20,361,843) -- 21.7%                                  20,811,469
=============================================================================================

Mutual Funds                                                         Shares          Value
=============================================================================================
BlackRock Florida Insured Municipal 2008
Term Trust (q)                                                      211,000         3,120,690
---------------------------------------------------------------------------------------------
Total Mutual Funds (Cost -- $3,495,538) -- 3.3%                                     3,120,690
=============================================================================================

=============================================================================================
Short-Term Securities
=============================================================================================
CMA Florida Municipal Money Fund, 1.02% (q)(r)                        5,827             5,827
---------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $5,827) -- 0.0%                                                                5,827
=============================================================================================
Total Investments (Cost -- $104,931,990*) -- 110.5%                               105,819,480

Liabilities in Excess of Other Assets -- (0.2%)                                      (198,465)

Liability for Trust Certificates, Including
Interest Expense and Fees Payable -- (10.3%)                                       (9,894,186)
                                                                                 ------------
Net Assets -- 100.0%                                                             $ 95,726,829
                                                                                 ============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008 as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 95,690,605
                                                                   ============
      Gross unrealized appreciation ...........................    $  2,647,397
      Gross unrealized depreciation ...........................      (2,326,286)
                                                                   ------------
      Net unrealized appreciation .............................    $    321,111
                                                                   ============

(a)   Security is collateralized by municipal or U.S. Treasury obligations.
(b)   FNMA/GNMA Collateralized.
(c)   FHLMC Collateralized.
(d)   MBIA Insured.
(e)   FHA Insured.
(f)   FSA Insured.
(g) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h)   FGIC Insured.
(i)   Assured Guaranty Insured.
(j)   ACA Insured.
(k) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(l)   AMBAC Insured.
(m) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(n)   CIFG Insured.
(o)   Commonwealth Guaranteed.
(p) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                     Purchase    Sales     Realized     Dividend
      Affiliate                        Cost       Cost       Gain        Income
      --------------------------------------------------------------------------
      BlackRock Florida Insured
        Municipal 2008 Term Trust       --         --         --         $64,686
      CMA Florida Municipal
        Money Fund                    $697 1       --         --         $   684
      --------------------------------------------------------------------------
      1     Represents net purchase cost.

(r)   Represents the current yield as of report date.
(s)   When-issued security.
o Forward interest rate swaps outstanding as of May 31, 2008 were as follows:

      ------------------------------------------------------------------------------------
                                                                  Notional
                                                                   Amount      Unrealized
                                                                   (000)      Appreciation
      ------------------------------------------------------------------------------------
      Pay a fixed rate of 3.553% and receive a floating rate
      based on 1-week SIMFA Municipal Swap Index

      Broker, Lehman Brothers Special Financing
      Expires June 2023                                           $5,400         $78,457
      ------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              17

Schedule of Investments May 31, 2008    BlackRock New Jersey Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                       Par
Municipal Bonds                                                       (000)          Value
=============================================================================================
New Jersey -- 76.8%
---------------------------------------------------------------------------------------------
Burlington County, New Jersey, Bridge Commission,
EDR, Refunding (The Evergreens Project),
5.625%, 1/01/38                                                     $ 1,850      $  1,701,112
---------------------------------------------------------------------------------------------
Camden County, New Jersey, Pollution Control
Financing Authority, Solid Waste Resource Recovery,
Revenue Refunding Bonds, AMT:
     Series A, 7.50%, 12/01/10                                          340           340,894
     Series B, 7.50%, 12/01/09                                           80            80,227
---------------------------------------------------------------------------------------------
Cape May Point, New Jersey, GO, 5.70%, 3/15/13                          750           784,927
---------------------------------------------------------------------------------------------
Delaware River and Bay Authority, Revenue
Refunding Bonds, 5%, 1/01/28 (a)                                      1,000         1,015,090
---------------------------------------------------------------------------------------------
Delaware River Joint Toll Bridge Commission of New
Jersey and Pennsylvania, Bridge Revenue Refunding
Bonds, 5%, 7/01/24                                                    2,450         2,495,006
---------------------------------------------------------------------------------------------
Delaware River Port Authority of Pennsylvania and
New Jersey Revenue Bonds, 5.75%, 1/01/26 (b)                         15,000        15,440,850
---------------------------------------------------------------------------------------------
Delaware River Port Authority of Pennsylvania and
New Jersey, Revenue Refunding Bonds (Port District
Project), Series A, 5.20%, 1/01/27 (b)                                  350           363,177
---------------------------------------------------------------------------------------------
Garden State Preservation Trust of New Jersey,
Capital Appreciation Revenue Bonds, Series B,
5.24%, 11/01/27 (b)(c)                                                4,135         1,575,807
---------------------------------------------------------------------------------------------
Garden State Preservation Trust of New Jersey, Open
Space and Farmland Preservation Revenue Bonds,
Series A (b):
     5.80%, 11/01/22                                                  1,640         1,845,689
     5.75%, 11/01/28                                                  2,080         2,446,371
---------------------------------------------------------------------------------------------
Garden State Preservation Trust of New Jersey
Revenue Bonds, Series B, 5.17%, 11/01/24 (b)(c)                      10,000         4,516,500
---------------------------------------------------------------------------------------------
Gloucester County, New Jersey, Improvement
Authority, Lease Revenue Bonds, Series A, 5%,
7/15/23 (a)                                                             250           258,315
---------------------------------------------------------------------------------------------
Hopatcong Boro, New Jersey, GO, 5.75%,
8/01/13 (d)(e)                                                        2,300         2,588,604
---------------------------------------------------------------------------------------------
Knowlton Township, New Jersey, Board of Education,
GO, 6.60%, 8/15/11                                                      169           188,340
---------------------------------------------------------------------------------------------
Middlesex County, New Jersey, COP, Refunding, 5%,
8/01/22 (a)                                                             200           206,128
---------------------------------------------------------------------------------------------
Middlesex County, New Jersey, Improvement
Authority, County-Guaranteed Revenue Bonds (Golf
Course Projects), 5.25%, 6/01/26                                      1,705         1,789,892
---------------------------------------------------------------------------------------------
Middlesex County, New Jersey, Improvement
Authority Revenue Bonds (New Brunswick
Apartments Rental Housing), AMT, 5.15%,
2/01/24 (f)                                                           2,965         2,955,304
---------------------------------------------------------------------------------------------
Middlesex County, New Jersey, Improvement
Authority, Senior Revenue Bonds (Heldrich Center
Hotel/Conference Project), Series A:
     5%, 1/01/15                                                      1,000           952,460
     5%, 1/01/20                                                      1,000           908,730
---------------------------------------------------------------------------------------------
Middlesex County, New Jersey, Pollution Control
Financing Authority, Revenue Refunding Bonds
(Amerada Hess Corporation), 6.05%, 9/15/34                            1,000           997,930
---------------------------------------------------------------------------------------------
New Jersey EDA, Cigarette Tax Revenue Bonds:
     5.625%, 6/15/19                                                    520           518,508
     5.75%, 6/15/29                                                     790           774,864
     5.75%, 6/15/29 (g)                                               1,000         1,050,890
     5.50%, 6/15/31 (h)                                                 125           127,764
     5.75%, 6/15/34                                                   3,845         3,738,763
---------------------------------------------------------------------------------------------
New Jersey EDA, EDR (Masonic Charity Foundation
of New Jersey):
     5.25%, 6/01/24                                                     875           905,546
     5.25%, 6/01/32                                                     500           507,900
---------------------------------------------------------------------------------------------
New Jersey EDA, EDR, Refunding:
     (Burlington Coat Factory), 6.125%, 9/01/10                         115           115,147
     (Kapkowski Road Landfill Reclamation
Improvement District Project), 6.50%, 4/01/28                         2,500         2,577,425
     (The Seeing Eye, Inc. Project), 5%, 12/01/24 (e)                 6,500         6,724,900
---------------------------------------------------------------------------------------------
New Jersey EDA, EDR (The Seeing Eye, Inc.), 6.20%,
12/01/09 (d)                                                          3,000         3,220,530
---------------------------------------------------------------------------------------------
New Jersey EDA, First Mortgage Revenue Bonds:
     (Lions Gate Project), Series A,
     5.875%, 1/01/37                                                  1,000           880,950
     (The Presbyterian Home), Series A,
     6.375%, 11/01/31                                                 1,330         1,303,001
     (The Presbyterian Home), Series B,
     5.75%, 11/01/31                                                  1,630         1,624,034
---------------------------------------------------------------------------------------------
New Jersey EDA, First Mortgage Revenue Refunding
Bonds, Series A:
     (Fellowship Village), 5.30%, 1/01/10                               585           597,332
     (The Winchester Gardens at Ward Homestead
     Project), 5.80%, 11/01/31                                        1,500         1,481,760
---------------------------------------------------------------------------------------------
New Jersey EDA, IDR, Refunding (Newark Airport
Marriott Hotel), 7%, 10/01/14                                         1,250         1,257,875
---------------------------------------------------------------------------------------------
New Jersey EDA, Motor Vehicle Surcharge Revenue
Bonds, Series A (a):
     4.95%, 7/01/21 (c)                                               1,675           888,990
     5%, 7/01/29                                                      2,100         2,125,158
---------------------------------------------------------------------------------------------
New Jersey EDA, PCR (Public Service Electric & Gas
Co.), AMT, Series A, 6.40%, 5/01/32 (a)                                 100           100,865
---------------------------------------------------------------------------------------------
New Jersey EDA, Retirement Community Revenue
Bonds (Cedar Crest Village Inc. Facility), Series A,
7.25%, 11/15/11 (d)                                                     425           488,270
---------------------------------------------------------------------------------------------
New Jersey EDA, Retirement Community Revenue
Refunding Bonds (Seabrook Village, Inc.):
     5.25%, 11/15/26                                                  2,000         1,773,680
     5.25%, 11/15/36                                                    600           508,740
---------------------------------------------------------------------------------------------
New Jersey EDA, Revenue Bonds:
     (American Airlines Inc. Project), AMT,
     7.10%, 11/01/31                                                  1,075           708,232
     (Motor Vehicle Commission), Series A, 3.52%,
     7/01/12 (a)(c)                                                   4,000         3,462,920
     (New Jersey Performing Arts Center Project),
     Series C, 5.75%, 6/15/08 (e)                                       780           781,115
     (Newark Downtown District Management
     Corporation), 5.125%, 6/15/37                                      350           313,401
     (Saint Barnabas Medical Center Project),
     Series A, 5.625%, 7/01/23 (a)(c)                                 4,000         1,893,280
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


18              ANNUAL REPORT                     MAY 31, 2008

Schedule of Investments (continued)     BlackRock New Jersey Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                       Par
Municipal Bonds                                                       (000)          Value
=============================================================================================
New Jersey (continued)
---------------------------------------------------------------------------------------------
New Jersey EDA, School Facilities Construction
Revenue Bonds:
     Series G, 5%, 9/01/13 (d)(e)                                   $ 2,500      $  2,727,625
     Series O, 5.25%, 3/01/23                                         1,590         1,674,747
     Series U, 5%, 9/01/37 (e)                                        1,000         1,024,490
---------------------------------------------------------------------------------------------
New Jersey EDA, Solid Waste Disposal Facilities
Revenue Bonds (Waste Management Inc.), AMT,
Series A, 5.30%, 6/01/15                                              2,000         1,992,900
---------------------------------------------------------------------------------------------
New Jersey EDA, Special Facility Revenue Bonds
(Continental Airlines Inc. Project), AMT,
6.25%, 9/15/19                                                        3,000         2,578,980
---------------------------------------------------------------------------------------------
New Jersey EDA, State Contract Revenue Refunding
Bonds (Economic Fund), Series A, 5.25%,
3/15/21 (a)(c)                                                        2,000         1,076,720
---------------------------------------------------------------------------------------------
New Jersey EDA, Water Facilities Revenue Bonds
(New Jersey -- American Water Company, Inc. Project),
AMT, Series A:
     5.25%, 11/01/32 (e)                                              1,250         1,229,663
     6.875%, 11/01/34 (i)                                               100           101,194
---------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority
Revenue Bonds:
     (Avalon at Hillsborough), AMT, Series A,
     6.625%, 7/01/35                                                    500           475,875
     (Children's Specialized Hospital), Series A,
     5.50%, 7/01/36                                                     460           428,338
     (Hunterdon Medical Center), Series A,
     5.25%, 7/01/25                                                     750           768,825
     (Hunterdon Medical Center), Series A,
     5.125%, 7/01/35                                                  1,100         1,083,313
     (Kennedy Health System), 5.50%, 7/01/21                          2,000         2,034,460
     (Kennedy Health System), 5.625%, 7/01/31                           455           459,009
     (Meridian Health), Series I, 5%, 7/01/38 (g)                     2,425         2,453,639
     (Pascack Valley Hospital Association),
     6%, 7/01/13                                                        830           536,595
     (RWJ Healthcare Corporation), Series B, 5%,
     7/01/25 (h)                                                        250           253,713
     (Robert Wood Johnson University Hospital),
     5.75%, 7/01/25                                                   2,650         2,740,233
     (South Jersey Hospital), 6%, 7/01/12 (d)                         1,500         1,665,705
---------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds:
     (Atlantic City Medical Center), 6.25%,
     7/01/12 (d)                                                        405           455,086
     (Atlantic City Medical Center), 6.25%, 7/01/17                     505           546,233
     (Bayshore Community Hospital), 5.125%,
     7/01/32 (h)                                                      1,500         1,456,500
     (Capital Health System Inc.), Series A,
     5.75%, 7/01/23                                                     600           612,942
     (General Hospital Center at Passaic), 6.75%,
     7/01/19 (b)(j)                                                     125           151,315
     (Hackensack University Medical Center), 5.25%,
     1/01/36 (g)                                                      3,600         3,731,544
     (Saint Barnabas Health Care System), Series A,
     5%, 7/01/29                                                      3,940         3,691,031
     (Saint Barnabas Health Care System), Series B,
     5.92%, 7/01/30 (c)                                               4,500           977,085
     (Saint Barnabas Health Care System), Series B,
     5.72%, 7/01/36 (c)                                               7,360         1,028,781
     (Saint Barnabas Health Care System), Series B,
     5.79%, 7/01/37 (c)                                               7,000           904,610
     (Saint Joseph's Hospital and Medical Center),
     Series A, 6%, 7/01/26 (k)                                          150           150,276
     (South Jersey Hospital System), 5%, 7/01/36                      1,000           976,360
     (South Jersey Hospital System), 5%, 7/01/46                      3,200         3,073,216
---------------------------------------------------------------------------------------------
New Jersey Sports and Exposition Authority, Luxury Tax
Revenue Refunding Bonds (Convention Center),
5.50%, 3/01/21 (a)                                                      805           900,521
---------------------------------------------------------------------------------------------
New Jersey Sports and Exposition Authority, State
Contract Revenue Bonds, Series A (a):
     5.50%, 3/01/10 (d)                                               1,930         2,036,343
     5.50%, 3/01/20                                                   3,070         3,182,331
---------------------------------------------------------------------------------------------
New Jersey State Educational Facilities Authority
Revenue Bonds:
     (Fairleigh Dickinson University), Series D, 5.25%,
     7/01/32 (l)                                                      2,800         2,608,172
     (Georgian Court College Project), Series C, 6.50%,
     7/01/13 (d)                                                        750           869,108
     (Kean University), Series D, 5.25%, 7/01/13 (d)(i)                 250           275,105
     (Montclair State University), Series F, 5%,
     7/01/11 (d)(i)                                                     500           530,925
     (New Jersey Institute of Technology), Series G,
     5.25%, 7/01/19 (a)                                               1,000         1,043,300
     (Public Library Project Grant Issue), Series A,
     5.50%, 9/01/19 (e)                                               1,120         1,189,978
     (Richard Stockton College), Series F, 5%,
     7/01/31 (a)                                                        500           509,300
     (Rowan University), Series C, 5%, 7/01/14 (a)(d)                   650           713,843
     (Rowan University), Series C, 5.125%,
     7/01/14 (a)(d)                                                     715           790,132
---------------------------------------------------------------------------------------------
New Jersey State Educational Facilities Authority,
Revenue Refunding Bonds:
     (College of New Jersey), Series D, 5%,
     7/01/35 (b)                                                      1,000         1,032,770
     (Georgian Court University), Series D,
     5%, 7/01/33                                                        500           477,295
     (Ramapo College), Series I, 4.25%, 7/01/36 (e)                     295           264,662
     (Rowan University), Series B, 5%, 7/01/27 (g)                    1,250         1,306,363
     (Rowan University), Series B, 4.25%, 7/01/34 (i)                 1,950         1,723,059
     (Stevens Institute of Technology), Series A,
     5%, 7/01/34                                                      1,400         1,267,686
---------------------------------------------------------------------------------------------
New Jersey State, GO, 5.75%, 5/01/12                                  2,500         2,745,875
---------------------------------------------------------------------------------------------
New Jersey State, GO, Refunding:
     Series H, 5.25%, 7/01/14                                         3,000         3,318,360
     Series N, 5.50%, 7/15/17 (i)                                     3,000         3,413,100
---------------------------------------------------------------------------------------------
New Jersey State Higher Education Assistance
Authority, Student Loan Revenue Bonds, AMT, Series A,
5.30%, 6/01/17 (e)                                                       15            15,166
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              19

Schedule of Investments (continued)     BlackRock New Jersey Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                       Par
Municipal Bonds                                                       (000)          Value
=============================================================================================
New Jersey (continued)
---------------------------------------------------------------------------------------------
New Jersey State Highway Authority, Garden State
Parkway, Senior General Revenue Refunding Bonds,
6.20%, 1/01/10 (j)                                                    $ 545      $    567,514
---------------------------------------------------------------------------------------------
New Jersey State Housing and Mortgage Finance
Agency, M/F Housing Revenue Refunding Bonds,
Series B (b):
     6.15%, 11/01/20                                                    195           199,733
     6.25%, 11/01/26                                                    940           960,661
---------------------------------------------------------------------------------------------
New Jersey State Housing and Mortgage Finance
Agency, S/F Housing Revenue Bonds, AMT:
     Series U, 4.95%, 10/01/32                                          640           606,176
     Series X, 5.375%, 4/01/30                                        1,750         1,754,323
---------------------------------------------------------------------------------------------
New Jersey State Housing and Mortgage Finance
Agency, S/F Housing Revenue Refunding Bonds,
AMT, Series T:
     4.65%, 10/01/32                                                  4,400         3,912,084
     4.70%, 10/01/37                                                  2,900         2,588,569
---------------------------------------------------------------------------------------------
New Jersey State Transit Corporation, COP (Federal
Transit Administration Grants), Series A, 6.125%,
9/15/09 (d)(e)                                                        1,500         1,568,640
---------------------------------------------------------------------------------------------
New Jersey State Transportation Trust Fund Authority
Revenue Bonds, Transportation System, Series A,
5.75%, 6/15/20                                                        2,820         3,248,499
---------------------------------------------------------------------------------------------
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds:
     Series A, 4.75%, 12/15/37 (e)                                    3,000         2,990,490
     Series C, 5.05%, 12/15/35 (c)(e)                                 1,380           325,335
     Series D, 5%, 6/15/20                                            1,230         1,303,652
---------------------------------------------------------------------------------------------
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Refunding Bonds,
Series B (a):
     6.50%, 6/15/10                                                   1,560         1,680,026
     6.50%, 6/15/10 (j)                                                 940         1,018,170
     6%, 12/15/11 (d)                                                 2,500         2,770,500
     5.50%, 12/15/21                                                  1,800         2,039,760
---------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority, Turnpike
Revenue Bonds, Series B, 5.15%, 1/01/35 (e)(o)                        1,510         1,096,547
---------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority, Turnpike
Revenue Refunding Bonds:
     Series A, 5%, 1/01/27 (i)                                        1,000         1,005,750
     Series C, 6.50%, 1/01/16                                            80            91,249
     Series C, 6.50%, 1/01/16 (a)                                       545           628,608
     Series C, 6.50%, 1/01/16 (j)                                       420           486,650
     Series C, 6.50%, 1/01/16 (a)(j)                                  2,955         3,423,929
---------------------------------------------------------------------------------------------
Newark, New Jersey, Health Care Facility Revenue
Refunding Bonds (New Community Urban Renewal),
Series A, 5.20%, 6/01/30 (m)(n)                                         935           955,776
---------------------------------------------------------------------------------------------
Newark, New Jersey, Housing Authority, Port Authority --
Port Newark Marine Terminal, Additional Rent-Backed
Revenue Refunding Bonds (City of Newark
Redevelopment Projects), 4.375%, 1/01/37 (a)                          4,475         4,246,059
---------------------------------------------------------------------------------------------
North Hudson Sewer Authority, New Jersey, Sewer
Revenue Refunding Bonds, Series A, 5.41%,
8/01/21 (a)(c)                                                        5,000         2,643,000
---------------------------------------------------------------------------------------------
Old Bridge Township, New Jersey, Board of Education,
GO, 5%, 7/15/11 (a)(d)                                                  400           427,640
---------------------------------------------------------------------------------------------
Perth Amboy, New Jersey, GO (Convertible CABS),
Refunding (b)(o):
     4.50%, 7/01/35                                                   1,250         1,032,750
     4.855%, 7/01/36                                                    300           247,653
---------------------------------------------------------------------------------------------
Port Authority of New York and New Jersey,
Consolidated Revenue Bonds:
     85th Series, 5.20%, 9/01/18                                      1,000         1,111,890
     93rd Series, 6.125%, 6/01/94                                     1,000         1,140,780
---------------------------------------------------------------------------------------------
Port Authority of New York and New Jersey, Special
Obligation Revenue Bonds (JFK International Air
Terminal LLC), AMT, Series 6 (a):
     6.25%, 12/01/09                                                  7,000         7,278,040
     6.25%, 12/01/11                                                  1,750         1,879,693
     5.75%, 12/01/22                                                  2,000         2,006,820
---------------------------------------------------------------------------------------------
Salem County, New Jersey, Improvement Authority
Revenue Bonds (Finlaw State Office Building Project),
5.375%, 8/15/28 (b)                                                     605           647,804
---------------------------------------------------------------------------------------------
South Jersey Port Corporation of New Jersey,
Revenue Refunding Bonds, AMT, 5.20%, 1/01/23                          1,500         1,499,925
---------------------------------------------------------------------------------------------
Summit, New Jersey, GO, Refunding,
5.25%, 6/01/14                                                        1,145         1,275,908
---------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corporation of New
Jersey, Asset-Backed Revenue Bonds, 7%,
6/01/13 (d)                                                           1,445         1,693,193
---------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corporation of New
Jersey, Asset-Backed Revenue Refunding Bonds,
Series 1A, 5%, 6/01/41                                                3,500         2,705,290
---------------------------------------------------------------------------------------------
Union County, New Jersey, Improvement Authority,
Lease Revenue Bonds (Madison Redevelopment
Project), 5%, 3/01/25 (b)                                               500           518,400
---------------------------------------------------------------------------------------------
Union County, New Jersey, Utilities Authority, Senior
Lease Revenue Refunding Bonds (Ogden Martin
System of Union, Inc.), AMT, Series A, 5.50%,
6/01/10 (e)                                                           2,000         2,072,020
---------------------------------------------------------------------------------------------
University of Medicine and Dentistry of New Jersey,
COP, 5%, 4/15/22 (e)                                                    250           254,747
---------------------------------------------------------------------------------------------
University of Medicine and Dentistry of New Jersey,
Revenue Bonds, Series A, (e):
     5.125%, 12/01/22                                                   250           255,690
     5.50%, 12/01/27                                                  1,030         1,052,619
     5%, 12/01/31                                                     1,500         1,491,795
                                                                                 ------------
                                                                                  227,881,947
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


20              ANNUAL REPORT                     MAY 31, 2008

Schedule of Investments (continued)     BlackRock New Jersey Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                       Par
Municipal Bonds                                                       (000)          Value
=============================================================================================
Multi-State -- 3.9%
---------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust (p):
     6.625%, 6/30/49                                                $ 1,000      $  1,035,760
     7.60%, 11/30/50                                                  4,000         4,343,840
---------------------------------------------------------------------------------------------
MuniMae TE Bond Subsidiary LLC (p):
     6.875%, 6/30/49                                                  4,000         4,122,120
     7.75%, 6/30/50                                                   2,000         2,153,880
                                                                                 ------------
                                                                                   11,655,600
---------------------------------------------------------------------------------------------

=============================================================================================
Guam -- 0.6%
---------------------------------------------------------------------------------------------
Commonwealth of the Northern Mariana Islands,
Guam, GO, Series A:
     6.75%, 10/01/13 (d)                                                600           691,674
     6.75%, 10/01/33                                                    150           153,615
---------------------------------------------------------------------------------------------
Guam Government Waterworks Authority, Water and
Wastewater System, Revenue Refunding Bonds,
5.875%, 7/01/35                                                       1,000           982,260
                                                                                 ------------
                                                                                    1,827,549
---------------------------------------------------------------------------------------------

=============================================================================================
Puerto Rico -- 10.5%
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
6%, 7/01/38                                                           2,000         2,114,600
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, Series B, 6%, 7/01/10 (d)                                      3,000         3,242,460
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Refunding Bonds (d):
     Series D, 5.375%, 7/01/12                                        1,000         1,075,510
     Series K, 5%, 7/01/15                                              660           733,445
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Obligation Refunding Bonds
Series A (d):
     5.375%, 10/01/16                                                 1,600         1,691,696
     5.50%, 10/01/17                                                  2,000         2,120,660
     5.50%, 10/01/18                                                  2,000         2,124,480
     5.50%, 10/01/19                                                  2,600         2,723,968
     5.50%, 10/01/20                                                  1,000         1,047,680
     5.375%, 10/01/24                                                 1,000         1,043,770
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, GO:
     5.50%, 7/01/19 (b)                                               5,000         5,550,100
     Series A, 5.25%, 7/01/16 (d)                                       310           350,942
---------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series HH, 5.25%, 7/01/10 (b)(d)                               1,170         1,252,286
---------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, Power Revenue
Refunding Bonds, Series SS, 5%, 7/01/25 (a)                           1,500         1,531,320
---------------------------------------------------------------------------------------------
Puerto Rico Industrial, Medical and Environmental
Pollution Control Facilities Financing Authority,
Special Facilities Revenue Bonds (American Airlines
Inc.), Series A, 6.45%, 12/01/25                                      1,345           907,942
---------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, GO, Series A,
5%, 8/01/21 (b)                                                       1,250         1,316,025
---------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corporation,
Commonwealth Appropriation Revenue Bonds,
Series E, 5.50%, 2/01/12 (d)                                          2,000         2,147,420
                                                                                 ------------
                                                                                   30,974,304
---------------------------------------------------------------------------------------------

=============================================================================================
U.S. Virgin Islands -- 0.7%
---------------------------------------------------------------------------------------------
Virgin Islands Government Refinery Facilities, Revenue
Refunding Bonds (Hovensa Coker Project), AMT,
6.50%, 7/01/21                                                        1,400         1,436,610
---------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery
Facilities Revenue Bonds (Hovensa Refinery), AMT,
5.875%, 7/01/22                                                         750           738,323
                                                                                 ------------
                                                                                    2,174,933
---------------------------------------------------------------------------------------------
Total Municipal Bonds
(Cost -- $271,006,699) -- 92.5%                                                   274,514,333
=============================================================================================

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              21

Schedule of Investments (concluded)     BlackRock New Jersey Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender                                  Par
Option Bond Trusts (q)                                                (000)          Value
=============================================================================================
New Jersey -- 2.2%
---------------------------------------------------------------------------------------------
New Jersey EDA, School Facilities Construction
Revenue Bonds, Series L, 5%, 3/01/30 (b)                            $ 1,695      $  1,733,849
---------------------------------------------------------------------------------------------
New Jersey State Housing and Mortgage Finance
Agency, Capital Fund Program Revenue Bonds,
Series A, 4.70%, 11/01/25 (b)                                         2,175         2,161,427
---------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority, Turnpike Revenue
Bonds, Series C, 5%, 1/01/30 (b)                                      2,500         2,565,571
---------------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to Tender
Option Bond Trusts (Cost -- $6,988,524) -- 2.2%                                     6,460,847
=============================================================================================

Short-Term Securities                                                Shares          Value
=============================================================================================
CMA New Jersey Municipal Money Fund,
1.35% (r)(s)                                                     15,260,191      $ 15,260,191
---------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $15,260,191) -- 5.1%                                                      15,260,191
=============================================================================================
Total Investments (Cost -- $293,255,414*) -- 99.8%                                296,235,371

Other Assets Less Liabilities -- 1.5%                                               4,383,832

Liability for Trust Certificates, Including Interest
Expense and Fees Payable -- (1.3%)                                                 (3,877,482)
                                                                                 ------------
Net Assets -- 100.0%                                                             $296,741,721
                                                                                 ============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 288,709,231
                                                                  =============
      Gross unrealized appreciation ..........................    $   9,511,431
      Gross unrealized depreciation ..........................       (5,860,291)
                                                                  -------------
      Net unrealized appreciation ............................    $   3,651,140
                                                                  =============

(a)   MBIA Insured.
(b)   FSA Insured.
(c) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)   AMBAC Insured.
(f)   FNMA Collateralized.
(g)   Assured Guaranty Insured.
(h)   Radian Insured.
(i)   FGIC Insured.
(j)   Security is collateralized by municipal or U.S. Treasury obligations.
(k)   Connie Lee Insured.
(l)   ACA Insured.
(m)   GNMA Collateralized.
(n)   FHA Insured.
(o) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(p) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(q) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(r)   Represents the current yield as of report date.
(s) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund               12,381,554      $99,196
      --------------------------------------------------------------------------

See Notes to Financial Statements.


22              ANNUAL REPORT                     MAY 31, 2008

Schedule of Investments May 31, 2008  BlackRock Pennsylvania Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                       Par
Municipal Bonds                                                       (000)          Value
=============================================================================================
Pennsylvania -- 77.3%
---------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, GO, Refunding,
Series C-57, 5%, 11/01/21 (a)                                       $ 5,875      $  6,136,849
---------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, Hospital
Development Authority, Health Center Revenue
Bonds (University of Pittsburgh Medical Center
Health System), Series B, 6%, 7/01/25 (b)                             7,000         8,150,590
---------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, Hospital
Development Authority, Revenue Refunding Bonds
(West Penn Allegheny Health System), Series A,
5.375%, 11/15/40                                                      3,120         2,643,919
---------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, IDA, Commercial
Development Revenue Refunding Bonds (MPB
Associates Project), 7.70%, 12/01/13 (c)                              3,525         3,955,896
---------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, IDA, Environmental
Improvement Revenue Refunding Bonds:
     5.50%, 11/01/16                                                  1,000         1,016,250
     (USX Corporation), 6.10%, 7/15/20                                1,500         1,504,605
---------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, IDA, Lease Revenue
Refunding Bonds (Residential Resources Inc.
Project), 5.125%, 9/01/31                                             1,000           911,950
---------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, Residential Finance
Authority, S/F Mortgage Revenue Bonds, AMT,
Series TT, 5%, 5/01/35 (d)                                              250           233,532
---------------------------------------------------------------------------------------------
Bradford County, Pennsylvania, IDA, Solid Waste
Disposal Revenue Refunding Bonds (International
Paper Company Project), AMT, Series B,
5.20%, 12/01/19                                                       1,000           950,790
---------------------------------------------------------------------------------------------
Bucks County, Pennsylvania, IDA, Retirement
Community Revenue Bonds (Ann's Choice Inc.),
Series A, 5.90%, 1/01/27                                                770           735,365
---------------------------------------------------------------------------------------------
Bucks County, Pennsylvania, IDA, Revenue Refunding
Bonds (Pennswood Village Project), Series A,
6%, 10/01/12 (e)                                                      1,000         1,123,780
---------------------------------------------------------------------------------------------
Central Bucks School District, Pennsylvania, GO,
Refunding, 5%, 5/15/25 (r)                                            6,000         6,337,200
---------------------------------------------------------------------------------------------
Chester County, Pennsylvania, IDA, Water Facilities
Revenue Bonds (Aqua Pennsylvania, Inc. Project),
AMT, Series A, 5%, 2/01/40 (a)                                        3,800         3,537,686
---------------------------------------------------------------------------------------------
Coatesville, Pennsylvania, School District, GO, 5%,
8/01/25 (c)                                                          13,085        13,691,490
---------------------------------------------------------------------------------------------
Dauphin County, Pennsylvania, General Authority,
Hospital Revenue Refunding Bonds (Hapsco
Group -- Western Pennsylvania Hospital Project),
Series B, 6.25%, 7/01/16 (b)(f)                                       1,000         1,117,380
---------------------------------------------------------------------------------------------
Delaware County, Pennsylvania, Authority Revenue
Bonds (Haverford College), 5.75%, 11/15/25                            6,795         7,160,095
---------------------------------------------------------------------------------------------
Delaware County, Pennsylvania, Hospital Authority
Revenue Refunding Bonds (Crozer-Chester
Medical Center), 5%, 12/15/31                                         6,000         5,062,140
---------------------------------------------------------------------------------------------
Delaware County, Pennsylvania, IDA, Water Facilities
Revenue Bonds (a):
     (Aqua Pennsylvania, Inc. Project), AMT, Series A,
     5%, 11/01/38                                                     3,375         3,145,736
     (Aqua Pennsylvania, Inc. Project), AMT, Series C,
     5%, 2/01/35                                                      5,670         5,328,156
     (Philadelphia Suburban Water), 6%, 6/01/29                       3,400         3,436,958
---------------------------------------------------------------------------------------------
Delaware River Port Authority of Pennsylvania and
New Jersey Revenue Bonds (c):
     5.75%, 1/01/16                                                   8,000         8,367,200
     5.75%, 1/01/22                                                  40,000        41,331,600
     (Port District Project), Series B, 5.70%, 1/01/22                8,930         9,218,796
---------------------------------------------------------------------------------------------
Delaware Valley Regional Finance Authority,
Pennsylvania, Local Government Revenue Bonds,
5.75%, 7/01/32                                                       21,000        24,025,890
---------------------------------------------------------------------------------------------
Delaware Valley Regional Finance Authority,
Pennsylvania, Local Government Revenue Refunding
Bonds, Series A, 5.50%, 6/01/37                                      10,000        11,311,400
---------------------------------------------------------------------------------------------
East Stroudsburg, Pennsylvania, Area School
District, GO:
     Refunding, 5%, 9/01/25 (c)                                       3,180         3,328,442
     Series A, 7.75%, 9/01/27 (a)                                     3,700         4,486,398
---------------------------------------------------------------------------------------------
Fulton County, Pennsylvania, IDA, Hospital Revenue
Bonds (Fulton County Medical Center Project),
5.90%, 7/01/40                                                          500           450,850
---------------------------------------------------------------------------------------------
Hollidaysburg, Pennsylvania, Area School District,
GO, Series C, 5%, 3/15/22 (c)                                         1,000         1,055,980
---------------------------------------------------------------------------------------------
Lancaster County, Pennsylvania, Hospital Authority
Revenue Bonds:
     (Brethren Village Project), Series A,
     6.50%, 7/01/40                                                   1,750         1,735,878
     (Masonic Homes Project), 5%, 11/01/26                            1,550         1,544,389
     (Masonic Homes Project), 5%, 11/01/31                            3,000         2,887,710
     (Masonic Homes Project), 5%, 11/01/36                            3,695         3,522,554
---------------------------------------------------------------------------------------------
Lebanon County, Pennsylvania, Health Facilities
Authority, Health Center Revenue Bonds (Pleasant
View Retirement Project), Series A,
5.30%, 12/15/26                                                       1,000           902,420
---------------------------------------------------------------------------------------------
Lehigh County, Pennsylvania, General Purpose
Authority, Revenue Refunding Bonds (Kids Peace
Corporation), 5.70%, 11/01/09 (g)                                     1,300         1,293,656
---------------------------------------------------------------------------------------------
Lehigh County, Pennsylvania, General Purpose
Hospital Revenue Bonds (Lehigh Valley Health),
Series B, 5%, 7/01/35 (c)                                             5,000         4,981,400
---------------------------------------------------------------------------------------------
Lower Merion, Pennsylvania, School District, GO:
     5%, 9/01/25                                                      3,460         3,653,898
     5%, 9/01/26                                                      3,635         3,824,493
---------------------------------------------------------------------------------------------
McKeesport, Pennsylvania, Area School District, GO,
Refunding, Series A, 5%, 10/01/24 (c)                                 6,000         6,246,180
---------------------------------------------------------------------------------------------
Mifflin County, Pennsylvania, Hospital Authority,
Revenue Refunding Bonds (Lewiston Hospital) (e)(h):
     6.20%, 1/01/11                                                   1,000         1,098,010
     6.40%, 1/01/11                                                   2,550         2,812,599
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              23

Schedule of Investments (continued)   BlackRock Pennsylvania Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                       Par
Municipal Bonds                                                       (000)          Value
=============================================================================================
Pennsylvania (continued)
---------------------------------------------------------------------------------------------
Mifflin County, Pennsylvania, School District, GO,
7.50%, 9/01/22 (i)                                                  $ 2,300      $  2,798,778
---------------------------------------------------------------------------------------------
Monroe County, Pennsylvania, Hospital Authority
Revenue Refunding Bonds (Pocono Medical Center),
5.125%, 1/01/37                                                       4,140         3,741,318
---------------------------------------------------------------------------------------------
Montgomery County, Pennsylvania, Higher Education
and Health Authority, Revenue Refunding Bonds
(Holy Redeemer Health System Project), Series A,
5.25%, 10/01/27 (j)                                                   9,000         8,977,680
---------------------------------------------------------------------------------------------
Montgomery County, Pennsylvania, IDA, Revenue
Refunding Bonds (Foulkeways at Gwynedd Project),
Series A, 5%, 12/01/24                                                1,000           932,860
---------------------------------------------------------------------------------------------
Montgomery County, Pennsylvania, IDA, Water
Facilities Revenue Bonds (Aqua Pennsylvania, Inc.
Project), Series A, 5.25%, 7/01/42                                    3,900         3,794,271
---------------------------------------------------------------------------------------------
Northumberland County, Pennsylvania, IDA, Water
Facilities Revenue Refunding Bonds (Aqua
Pennsylvania Inc. Project), AMT, 5.05%,
10/01/39 (a)                                                          2,500         2,346,800
---------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Revenue
Bonds, Series A, 6.70%, 9/01/16 (a)(f)                                1,000         1,156,090
---------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing
Authority, Solid Waste Disposal Revenue Bonds
(Waste Management Inc. Project), AMT, Series A,
5.10%, 10/01/27                                                         300           261,507
---------------------------------------------------------------------------------------------
Pennsylvania HFA, S/F Mortgage Revenue
Refunding Bonds, AMT:
     Series 63A, 5.50%, 4/01/30 (k)                                  13,155         3,610,258
     Series 66A, 5.65%, 4/01/29                                       1,045         1,068,910
     Series 73A, 5.45%, 10/01/32                                      2,000         2,056,540
     Series 96A, 4.70%, 10/01/37                                      6,500         5,741,385
     Series 97A, 4.65%, 10/01/31                                      6,700         5,994,825
     Series 99A, 5.25%, 10/01/32                                      4,800         4,683,696
---------------------------------------------------------------------------------------------
Pennsylvania State, GO:
     First Series, 5%, 10/01/26                                       5,000         5,224,900
     Second Series A, 5%, 8/01/24                                     6,000         6,338,460
---------------------------------------------------------------------------------------------
Pennsylvania State Higher Educational Facilities
Authority Revenue Bonds:
     5%, 6/15/25 (b)                                                  3,140         3,260,231
     5%, 6/15/26 (b)                                                  3,300         3,412,728
     (Lafayette College Project), 6%, 5/01/30                           155           161,307
---------------------------------------------------------------------------------------------
Pennsylvania State Higher Educational Facilities
Authority, Revenue Refunding Bonds:
     (University of the Sciences in Philadelphia),
     5%, 11/01/32 (l)                                                 5,000         5,151,350
     (Widener University), 5.375%, 7/15/29                              500           499,655
---------------------------------------------------------------------------------------------
Pennsylvania State, IDA, EDR, Refunding, 5.50%,
7/01/16 (j)                                                           8,000         8,649,600
---------------------------------------------------------------------------------------------
Pennsylvania State Public School Building Authority,
College Revenue Bonds (Montgomery County
Community College), 5%, 5/01/27 (c)                                   1,790         1,866,737
---------------------------------------------------------------------------------------------
Pennsylvania State Public School Building Authority,
Revenue Refunding Bonds (The School District of
Philadelphia Project), Series B, 5%, 6/01/24 (c)                      9,000         9,418,590
---------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission, Oil
Franchise Tax Revenue Bonds, Series C, 5%,
12/01/32 (b)                                                         11,000        11,335,500
---------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission, Turnpike
Revenue Bonds:
     Series A, 5%, 12/01/26 (j)                                       3,310         3,435,946
     Series A1, 5%, 6/01/33 (l)                                       3,000         3,100,200
---------------------------------------------------------------------------------------------
Pennsylvania State University, Revenue Refunding
Bonds Series A:
     5%, 8/15/28                                                      6,045         6,289,883
     5%, 8/15/29                                                      2,000         2,076,220
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Airport Revenue Bonds
(Philadelphia Airport System), AMT, Series A, 5%,
6/15/32 (c)                                                          15,000        14,372,250
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Authority for IDR
(American College of Physicians:
     5.50%, 6/15/20                                                   6,370         6,487,208
     5.50%, 6/15/25                                                   8,315         8,412,202
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Authority for Industrial
Development, Industrial and Commercial Revenue
Bonds (Girard Estate Coal Mining Project) (f):
     5.375%, 11/15/12                                                 3,945         3,953,797
     5.50%, 11/15/16                                                  1,650         1,653,911
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Authority for Industrial
Development, Senior Living Revenue Bonds:
     (Rieder House Project), Series A,
     6.10%, 7/01/33                                                     500           498,565
     (Saligman House Project), Series C,
     6.10%, 7/01/33                                                     500           498,565
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Gas Works Revenue
Bonds, 12th Series B, 7%, 5/15/20 (b)(f)                              1,745         2,092,761
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Hospitals & Higher
Education Facilities Authority, Hospital Revenue
Refunding Bonds:
     (Presbyterian Medical Center), 6.65%,
     12/01/19 (f)                                                     3,000         3,601,920
     (Temple University Health System), Series A,
     5.50%, 7/01/30                                                   5,535         5,224,265
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Parking Authority, Airport
Parking Revenue Bonds:
     5.40%, 9/01/15 (j)                                               5,900         5,965,490
     5.625%, 9/01/17 (c)                                              4,495         4,680,329
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Qualified Redevelopment
Authority Revenue Bonds, AMT, Series B, 5%,
4/15/27 (a)                                                             415           398,798
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, School District, GO,
Refunding, Series A, 5%, 8/01/15 (j)                                  9,105         9,814,826
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Water and Wastewater
Revenue Bonds, Series A, 5%, 7/01/27 (c)                              6,500         6,710,990
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


24              ANNUAL REPORT                     MAY 31, 2008

Schedule of Investments (continued)   BlackRock Pennsylvania Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                       Par
Municipal Bonds                                                       (000)          Value
=============================================================================================
Pennsylvania (concluded)
---------------------------------------------------------------------------------------------
Sayre, Pennsylvania, Health Care Facilities Authority,
Revenue Refunding Bonds (Guthrie Healthcare
System), Series A, 5.875%, 12/01/31                                 $   320      $    327,798
---------------------------------------------------------------------------------------------
Scranton, Pennsylvania, School District, GO, Series A,
5%, 7/15/38 (c)                                                       5,430         5,571,614
---------------------------------------------------------------------------------------------
Souderton, Pennsylvania, Area School District, GO,
5%, 11/15/22 (a)                                                      4,390         4,589,130
---------------------------------------------------------------------------------------------
South Fork Municipal Authority, Pennsylvania,
Hospital Revenue Refunding Bonds (Good
Samaritan Medical Center), Series B, 5.375%,
7/01/16 (b)                                                           4,000         4,008,320
---------------------------------------------------------------------------------------------
Southcentral General Authority, Pennsylvania,
Revenue Refunding Bonds (Wellspan Health
Obligated), 5.625%, 5/15/26 (f)                                         315           333,119
---------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport Authority,
Pennsylvania, Airport System Revenue Bonds, AMT,
Series A, 6.50%, 1/01/38                                              2,400         2,410,848
---------------------------------------------------------------------------------------------
Washington County, Pennsylvania, Capital Funding
Authority Revenue Bonds (Capital Projects and
Equipment Program), 6.15%, 12/01/29 (j)                                 915           909,602
---------------------------------------------------------------------------------------------
Washington County, Pennsylvania, IDA, PCR (West
Penn Power), Refunding, Series G, 6.05%,
4/01/14 (j)                                                           2,500         2,507,325
---------------------------------------------------------------------------------------------
West Chester, Pennsylvania, Area School District, GO,
Series A (c):
     5%, 5/15/18                                                      7,715         8,322,402
     5/15/22                                                          7,550         7,923,348
---------------------------------------------------------------------------------------------
Wilkes-Barre, Pennsylvania, Financing Authority,
Revenue Refunding Bonds (Wilkes University
Project), 5%, 3/01/37                                                               1,604,124
                                                                                 ------------
                                                                                  444,519,842
---------------------------------------------------------------------------------------------

=============================================================================================
Multi-State -- 9.0%
---------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust (n):
     6.625%, 6/30/49                                                 25,000        25,894,000
     7.60%, 11/30/50                                                 10,000        10,859,600
---------------------------------------------------------------------------------------------
MuniMae TE Bond Subsidiary LLC (n):
     6.875%, 6/30/49                                                  4,000         4,122,120
     7.75%, 6/30/50                                                  10,000        10,769,400
                                                                                 ------------
                                                                                   51,645,120
---------------------------------------------------------------------------------------------

=============================================================================================
Guam -- 0.6%
---------------------------------------------------------------------------------------------
Commonwealth of the Northern Mariana Islands,
Guam, GO, Series A, 6.75%, 10/01/13 (e)                                 500           576,395
---------------------------------------------------------------------------------------------
Guam Economic Development and Commerce
Authority, Tobacco Settlement Asset Backed Revenue
Refunding Bonds, 5.625%, 6/01/47                                      1,750         1,682,013
---------------------------------------------------------------------------------------------
Guam Government Waterworks Authority, Water and
Wastewater System, Revenue Refunding Bonds,
6%, 7/01/25                                                           1,000         1,011,660
                                                                                 ------------
                                                                                    3,270,068
---------------------------------------------------------------------------------------------

=============================================================================================
Puerto Rico -- 9.5%
---------------------------------------------------------------------------------------------
Children's Trust Fund Project of Puerto Rico, Tobacco
Settlement Revenue Refunding Bonds,
5.375%, 5/15/33                                                       1,170         1,110,716
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
6%, 7/01/38                                                           3,600         3,806,280
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, Series G, 5%, 7/01/33                                            685           663,094
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Obligation Refunding Bonds,
Series A:
     5.375%, 10/1/2016                                                1,600         1,691,696
     5.50%, 10/1/2017                                                 2,000         2,120,660
     5.50%, 10/1/2018                                                 2,000         2,124,480
     5.50%, 10/1/2019                                                 2,750         2,881,120
     5.50%, 10/1/2020                                                 1,000         1,047,680
     5.375%, 10/01/24                                                 1,000         1,043,770
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Tax Revenue Bonds, Series B,
5%, 7/01/41                                                           7,700         7,493,255
---------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement,
GO, Refunding, Series A:
     5.50%, 7/01/20 (b)                                               7,500         8,008,875
     5.25%, 7/01/37                                                   8,000         7,917,200
---------------------------------------------------------------------------------------------
Puerto Rico Ports Authority, Special Facilities
Revenue Bonds (American Airlines), AMT, Series A,
6.25%, 6/01/26                                                          750           481,163
---------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds:
     Series D, 5.375%, 7/01/33                                        2,940         2,946,791
     Series N, 5%, 7/01/37 (m)                                        4,700         4,594,109
---------------------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corporation, Sales
Tax Revenue Refunding Bonds, Series A,
5.25%, 8/01/57                                                        6,915         6,866,180
                                                                                 ------------
                                                                                   54,797,069
---------------------------------------------------------------------------------------------

=============================================================================================
U.S. Virgin Islands -- 0.4%
---------------------------------------------------------------------------------------------
Virgin Islands Government Refinery Facilities,
Revenue Refunding Bonds (Hovensa Coker Project),
AMT, 6.50%, 7/01/21                                                   1,000         1,026,150
---------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery
Facilities Revenue Bonds (Hovensa Refinery), AMT,
6.125%, 7/01/22                                                         500           499,500
---------------------------------------------------------------------------------------------
Virgin Islands Water and Power Authority, Electric
System Revenue Bonds, Series A, 5%, 7/01/31                           1,000           960,270
                                                                                 ------------
                                                                                    2,485,920
---------------------------------------------------------------------------------------------
Total Municipal Bonds
(Cost -- $550,961,549) -- 96.8%                                                   556,718,019
=============================================================================================

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              25

Schedule of Investments (concluded)   BlackRock Pennsylvania Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender                                  Par
Option Bond Trusts (o)                                                (000)          Value
=============================================================================================
Pennsylvania -- 2.8%
---------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission, Turnpike
Revenue Bonds, Series A, 5.50%, 12/01/31 (j)                        $ 1,600      $  1,698,416
---------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Airport Revenue Bonds,
AMT, Series A, 5%, 6/15/37 (c)                                       15,000        14,251,200
---------------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to Tender
Option Bond Trusts (Cost -- $17,255,977) -- 2.8%                                   15,949,616
=============================================================================================

Short-Term Securities                                                Shares          Value
=============================================================================================
CMA Pennsylvania Municipal Money Fund,
1.10% (p)(q)                                                     11,269,648      $ 11,269,648
---------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $11,269,648) -- 2.0%                                                      11,269,648
=============================================================================================
Total Investments (Cost -- $579,487,174*) -- 101.6%                               583,937,283

Liabilities in Excess of Other Assets -- (0.1%)                                      (510,098)

Liability for Trust Certificates, Including Interest
Expense and Fees Payable -- (1.5%)                                                 (8,411,466)
                                                                                 ------------
Net Assets -- 100.0%                                                             $575,015,719
                                                                                 ============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................   $ 570,781,079
                                                                  =============
      Gross unrealized appreciation ...........................   $  15,014,616
      Gross unrealized depreciation ...........................     (10,158,412)
                                                                  -------------
      Net unrealized appreciation .............................   $   4,856,204
                                                                  =============

(a)   FGIC Insured.
(b)   MBIA Insured.
(c)   FSA Insured.
(d)   FNMA/GNMA Collateralized.
(e) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)   Security is collateralized by municipal or U.S. Treasury obligations.
(g)   ACA Insured.
(h)   Radian Insured.
(i)   XL Capital Insured.
(j)   AMBAC Insured.
(k) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(l)   Assured Guaranty Insured.
(m)   Commonwealth Guaranteed
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund             (5,461,704)     $602,261
      --------------------------------------------------------------------------

(q)   Represents the current yield as of report date.
(r)   When-issued security.
o Forward interest rate swaps outstanding as of May 31, 2008 were as follows:

      -----------------------------------------------------------------------------------------
                                                                        Notional
                                                                         Amount     Unrealized
                                                                          (000)    Appreciation
      -----------------------------------------------------------------------------------------
      Pay a fixed rate of 3.643% and receive a floating rate
      based on 1-week Securities Industry and Financial
      Markets Association Municipal Swap Index Rate

      Broker, Goldman Sachs & Co.
      Expires August 2023                                               $25,000      $140,750

      Pay a fixed rate of 3.689% and receive a floating rate based on 1-week Securities Industry and Financial
      Markets Association Municipal Swap Index

      Broker, Citibank N.A.
      Expires June 2028                                                 $10,000       130,320

      Pay a fixed rate of 3.737% and receive a floating rate based on 1-week Securities Industry and Financial
      Markets Association Municipal Swap Index Rate

      Broker, Citibank N.A.
      Expires August 2028                                               $ 5,000        46,775
      -----------------------------------------------------------------------------------------
      Total                                                                          $317,845
                                                                                     ========

See Notes to Financial Statements.


26              ANNUAL REPORT                     MAY 31, 2008

Statements of Assets and Liabilities

                                                                                      BlackRock        BlackRock         BlackRock
                                                                                       Florida        New Jersey       Pennsylvania
                                                                                      Municipal        Municipal         Municipal
May 31, 2008                                                                          Bond Fund        Bond Fund         Bond Fund
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated 1 ..........................................   $ 102,692,963    $ 280,975,180    $ 572,667,635
Investments at value -- affiliated 2 ............................................       3,126,517       15,260,191       11,269,648
Cash ............................................................................         140,069           98,650            1,210
Unrealized appreciation on swaps ................................................          78,457               --          317,845
Interest receivable .............................................................       1,379,029        4,834,618        9,242,528
Investments sold receivable .....................................................              --          263,799        8,854,200
Capital shares sold receivable ..................................................         107,635          573,964          291,906
Dividends receivable ............................................................           4,220               --               --
Prepaid expenses ................................................................           6,305           16,307           23,514
Other assets ....................................................................             110               --           25,985
                                                                                    -----------------------------------------------
Total assets ....................................................................     107,535,305      302,022,709      602,694,471
                                                                                    -----------------------------------------------
===================================================================================================================================
Accrued Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Investments purchased payable ...................................................       1,403,657               --       15,724,416
Income dividends payable ........................................................         336,040          974,178        2,092,840
Capital shares redeemed payable .................................................          40,433          161,748        1,001,095
Interest expense and fees payable ...............................................          86,422            2,482          111,466
Investment advisory fees payable ................................................          46,104          125,442          267,933
Distribution fees payable .......................................................          18,579           39,708           29,472
Officer fees payable ............................................................           3,104            3,003            3,591
Other affiliates payable ........................................................           7,841           12,855           15,900
Other accrued expenses payable ..................................................          58,532           86,572          132,039
                                                                                    -----------------------------------------------
Total accrued liabilities .......................................................       2,000,712        1,405,988       19,378,752
                                                                                    -----------------------------------------------
===================================================================================================================================
Other Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Trust certificates 3 ............................................................       9,807,764        3,875,000        8,300,000
                                                                                    -----------------------------------------------
Total Liabilities ...............................................................      11,808,476        5,280,988       27,678,752
                                                                                    -----------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets ......................................................................   $  95,726,829    $ 296,741,721    $ 575,015,719
                                                                                    ===============================================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value ...........................................   $     184,382    $   1,743,084    $   4,491,789
Service Shares, $0.10 par value .................................................              --          112,328           22,552
Investor A Shares, $0.10 par value ..............................................          36,711          209,136          266,781
Investor A1 Shares, $0.10 par value .............................................         480,520          369,262          236,520
Investor B Shares, $0.10 par value ..............................................         129,855           66,680           31,932
Investor B1 Shares, $0.10 par value .............................................              --          120,222           92,497
Investor C Shares, $0.10 par value ..............................................          23,692          101,768           66,326
Investor C1 Shares, $0.10 par value .............................................         116,884          157,590          117,996
Paid-in capital in excess of par ................................................      97,089,867      302,428,025      603,495,795
Undistributed net investment income .............................................         650,547          919,154          870,350
Accumulated net realized loss ...................................................      (3,951,576)     (12,465,485)     (39,444,773)
Net unrealized appreciation/depreciation ........................................         965,947        2,979,957        4,767,954
                                                                                    -----------------------------------------------
Net assets ......................................................................   $  95,726,829    $ 296,741,721    $ 575,015,719
                                                                                    ===============================================

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              27

Statements of Assets and Liabilities (concluded)

                                                                                      BlackRock        BlackRock         BlackRock
                                                                                       Florida        New Jersey       Pennsylvania
                                                                                      Municipal        Municipal         Municipal
May 31, 2008                                                                          Bond Fund        Bond Fund         Bond Fund
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional:
   Net assets ...................................................................   $  18,181,702    $ 179,560,472    $ 484,860,718
                                                                                    ===============================================
   Shares of beneficial interest outstanding ....................................       1,843,815       17,430,844       44,917,894
                                                                                    ===============================================
   Net asset value ..............................................................   $        9.86    $       10.30    $       10.79
                                                                                    ===============================================
Service:
   Net assets ...................................................................              --    $  11,569,392    $   2,434,843
                                                                                    ===============================================
   Shares of beneficial interest outstanding ....................................              --        1,123,276          225,519
                                                                                    ===============================================
   Net asset value ..............................................................              --    $       10.30    $       10.80
                                                                                    ===============================================
Investor A:
   Net assets ...................................................................   $   3,611,137    $  21,563,569    $  28,827,395
                                                                                    ===============================================
   Shares of beneficial interest outstanding ....................................         367,110        2,091,359        2,667,810
                                                                                    ===============================================
   Net asset value ..............................................................   $        9.84    $       10.31    $       10.81
                                                                                    ===============================================
Investor A1:
   Net assets ...................................................................   $  47,297,299    $  38,082,299    $  25,559,935
                                                                                    ===============================================
   Shares of beneficial interest outstanding ....................................       4,805,201        3,692,624        2,365,203
                                                                                    ===============================================
   Net asset value ..............................................................   $        9.84    $       10.31    $       10.81
                                                                                    ===============================================
Investor B:
   Net assets ...................................................................   $  12,803,959    $   6,868,672    $   3,447,392
                                                                                    ===============================================
   Shares of beneficial interest outstanding ....................................       1,298,552          666,799          319,317
                                                                                    ===============================================
   Net asset value ..............................................................   $        9.86    $       10.30    $       10.80
                                                                                    ===============================================
Investor B1:
   Net assets ...................................................................              --    $  12,385,851    $   9,983,585
                                                                                    ===============================================
   Shares of beneficial interest outstanding ....................................              --        1,202,215          924,968
                                                                                    ===============================================
   Net asset value ..............................................................              --    $       10.30    $       10.79
                                                                                    ===============================================
Investor C:
   Net assets ...................................................................   $   2,329,082    $  10,479,702    $   7,165,959
                                                                                    ===============================================
   Shares of beneficial interest outstanding ....................................         236,919        1,017,684          663,258
                                                                                    ===============================================
   Net asset value ..............................................................   $        9.83    $       10.30    $       10.80
                                                                                    ===============================================
Investor C1:
   Net assets ...................................................................   $  11,503,650    $  16,231,764    $  12,735,892
                                                                                    ===============================================
   Shares of beneficial interest outstanding ....................................       1,168,842        1,575,897        1,179,959
                                                                                    ===============================================
   Net asset value ..............................................................   $        9.84    $       10.30    $       10.79
                                                                                    ===============================================
   1 Investments at cost -- unaffiliated ........................................   $ 101,430,625    $ 277,995,223    $ 568,217,526
                                                                                    ===============================================
   2 Investments at cost -- affiliated ..........................................   $   3,501,365    $  15,260,191    $  11,269,648
                                                                                    ===============================================
   3 Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.


28              ANNUAL REPORT                     MAY 31, 2008

Statements of Operations

                                                Period August 1, 2007 to May 31, 2008              Year Ended July 31, 2007
                                              ----------------------------------------   ------------------------------------------
                                               BlackRock     BlackRock      BlackRock      BlackRock      BlackRock      BlackRock
                                                Florida     New Jersey    Pennsylvania      Florida      New Jersey    Pennsylvania
                                               Municipal     Municipal      Municipal      Municipal      Municipal      Municipal
                                               Bond Fund     Bond Fund      Bond Fund      Bond Fund      Bond Fund      Bond Fund
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest ..................................  $  5,140,528  $ 12,866,275   $ 27,405,330   $  6,556,166   $ 14,010,368   $ 26,995,111
Dividends from affiliates .................        65,370        99,196        602,261         95,096        126,307        230,607
                                              ----------------------------------------   ------------------------------------------
Total income ..............................     5,205,898    12,965,471     28,007,591      6,651,262     14,136,675     27,225,718
                                              ----------------------------------------   ------------------------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory .......................       471,024     1,331,157      2,661,489        647,349      1,401,820      2,670,321
Service -- Service ........................            --        25,642          5,859             --         26,706          6,932
Service -- Investor A .....................         7,203        36,583         58,192          4,566         23,568         54,304
Service -- Investor A1 ....................        41,247        32,407         22,386         54,414         40,705         27,781
Service and distribution -- Investor B ....        61,161        64,358         37,168        104,538         75,545         49,549
Service and distribution -- Investor B1 ...            --        58,581         47,953             --         93,223         78,850
Service and distribution -- Investor C ....        14,613        70,874         47,178          5,114         37,316         21,073
Service and distribution -- Investor C1 ...        66,408        88,991         70,586        104,953        118,393         95,699
Transfer agent -- Institutional ...........         9,470        10,268         18,644         10,210         15,836         31,745
Transfer agent -- Service .................            --         6,919             25             --         10,270          1,273
Transfer agent -- Investor A ..............           569         3,924          9,647            724          4,007         13,224
Transfer agent -- Investor A1 .............        16,375        17,803         13,604         20,907         19,232         13,945
Transfer agent -- Investor B ..............         5,981         2,390             --          8,578          4,843          5,234
Transfer agent -- Investor B1 .............            --         7,167          5,009             --          9,646          9,055
Transfer agent -- Investor C ..............           782         2,771          2,207            343          2,022          1,537
Transfer agent -- Investor C1 .............         4,267         5,383          5,438          6,477          6,737          6,454
Accounting services .......................        54,663        95,064        156,497         74,558        111,953        168,867
Professional ..............................        64,771        65,308         60,427         78,943         77,632         76,948
Printing ..................................        29,869        42,669         32,085         49,425         68,812         73,879
Registration ..............................        24,330        23,940         25,069         23,368         20,960         29,550
Officer and Trustees ......................        18,228        22,152         29,246         14,202         16,565         20,722
Custodian .................................         7,441        15,351         26,026         10,098         18,119         40,179
Miscellaneous .............................        23,892        42,519         45,218         35,692         49,718         48,934
                                              ----------------------------------------   ------------------------------------------
Total expenses excluding interest expense
  and fees ................................       922,294     2,072,221      3,379,953      1,254,459      2,253,628      3,546,055
Interest expense and fees 1 ...............       269,685       436,307      1,444,217        374,802        871,823      2,191,053
                                              ----------------------------------------   ------------------------------------------
Total expenses ............................     1,191,979     2,508,528      4,824,170      1,629,261      3,125,451      5,737,108
Less fees waived by advisor ...............          (245)     (151,613)      (158,245)           (23)      (263,622)      (243,078)
Less fees paid indirectly .................          (186)         (277)          (821)            --             --             --
                                              ----------------------------------------   ------------------------------------------
Total expenses after fees waived and
  paid indirectly .........................     1,191,548     2,356,638      4,665,104      1,629,238      2,861,829      5,494,030
                                              ----------------------------------------   ------------------------------------------
Net investment income .....................     4,014,350    10,608,833     23,342,487      5,022,024     11,274,846     21,731,688
                                              ----------------------------------------   ------------------------------------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
      Investments .........................    (1,170,242)     (993,051)     1,076,574      1,036,895        386,649      6,289,888
      Futures and swaps ...................      (229,865)      115,634     (6,242,253)      (122,874)            --      1,196,093
                                              ----------------------------------------   ------------------------------------------
                                               (1,400,107)     (877,417)    (5,165,679)       914,021        386,649      7,485,981
                                              ----------------------------------------   ------------------------------------------
Net change in unrealized
  appreciation/depreciation on:
      Investments .........................    (2,768,148)   (6,768,935)   (12,323,268)    (1,531,419)    (5,192,639)   (15,790,877)
      Swaps ...............................        78,457            --        964,413             --             --       (590,057)
                                              ----------------------------------------   ------------------------------------------
                                               (2,689,691)   (6,768,935)   (11,358,855)    (1,531,419)    (5,192,639)   (16,380,934)
                                              ----------------------------------------   ------------------------------------------
Total realized and unrealized loss ........    (4,089,798)   (7,646,352)   (16,524,534)      (617,398)    (4,805,990)    (8,894,953)
                                              ----------------------------------------   ------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations ...............  $    (75,448) $  2,962,481   $  6,817,953   $  4,404,626   $  6,468,856   $ 12,836,735
                                             =========================================   ==========================================

1     Related to tender option bond trusts.

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              29

Statements of Changes in Net Assets        BlackRock Florida Municipal Bond Fund

                                                                                         Period
                                                                                        August 1,
                                                                                        2007 to             Year Ended July 31,
                                                                                         May 31,     ------------------------------
Increase (Decrease) in Net Assets:                                                        2008             2007            2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ...........................................................   $   4,014,350    $   5,022,024    $   5,414,484
Net realized gain (loss) ........................................................      (1,400,107)         914,021         (283,326)
Net change in unrealized appreciation/depreciation ..............................      (2,689,691)      (1,531,419)      (2,051,210)
                                                                                    -----------------------------------------------
Net increase (decrease) in net assets resulting from operations .................         (75,448)       4,404,626        3,079,948
                                                                                    -----------------------------------------------
===================================================================================================================================
Dividends to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
   Institutional ................................................................        (756,628)        (968,556)      (1,004,021)
   Investor A ...................................................................        (125,034)         (73,647)              --
   Investor A1 ..................................................................      (1,843,502)      (2,290,947)      (2,586,269)
   Investor B ...................................................................        (496,972)        (796,933)      (1,185,478)
   Investor C ...................................................................         (51,974)         (16,531)              --
   Investor C1 ..................................................................        (439,491)        (649,197)        (638,716)
                                                                                    -----------------------------------------------
Decrease in net assets resulting from dividends to shareholders .................      (3,713,601)      (4,795,811)      (5,414,484)
                                                                                    -----------------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from beneficial interest transactions ........     (10,516,063)     (15,475,630)      (3,569,331)
                                                                                    -----------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ....................................................     (14,305,112)     (15,866,815)      (5,903,867)
Beginning of period .............................................................     110,031,941      125,898,756      131,802,623
                                                                                    ===============================================
End of period ...................................................................   $  95,726,829    $ 110,031,941    $ 125,898,756
                                                                                    ===============================================
End of period undistributed net investment income ...............................   $     650,547    $     349,798    $     123,585
                                                                                    ===============================================

See Notes to Financial Statements.


30              ANNUAL REPORT                     MAY 31, 2008

                                        BlackRock New Jersey Municipal Bond Fund

                                                                                         Period
                                                                                        August 1,
                                                                                        2007 to             Year Ended July 31,
                                                                                         May 31,     ------------------------------
Increase (Decrease) in Net Assets:                                                        2008             2007            2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ...........................................................   $  10,608,833    $  11,274,846    $   4,241,248
Net realized gain (loss) ........................................................        (877,417)         386,649          729,694
Net change in unrealized appreciation/depreciation ..............................      (6,768,935)      (5,192,639)      (1,489,053)
                                                                                    -----------------------------------------------
Net increase in net assets resulting from operations ............................       2,962,481        6,468,856        3,481,889
                                                                                    -----------------------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
   Institutional ................................................................      (6,489,421)      (6,280,908)      (1,215,782)
   Service ......................................................................        (442,839)        (438,542)              --
   Investor A ...................................................................        (630,770)        (387,416)              --
   Investor A1 ..................................................................      (1,444,832)      (1,713,234)      (1,482,198)
   Investor B ...................................................................        (230,613)        (253,977)              --
   Investor B1 ..................................................................        (477,471)        (710,416)        (875,086)
   Investor C ...................................................................        (252,430)        (125,242)              --
   Investor C1 ..................................................................        (587,563)        (731,637)        (622,496)
Net realized gain:
   Institutional ................................................................              --               --           (9,352)
   Service ......................................................................              --               --               --
   Investor A ...................................................................              --               --               --
   Investor A1 ..................................................................              --               --          (12,456)
   Investor B ...................................................................              --               --               --
   Investor B1 ..................................................................              --               --           (8,754)
   Investor C ...................................................................              --               --               --
   Investor C1 ..................................................................              --               --           (6,080)
                                                                                    -----------------------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders     (10,555,939)     (10,641,372)      (4,232,204)
                                                                                    -----------------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest transactions ........      12,766,888      181,194,576       12,420,544
                                                                                    -----------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ....................................................       5,173,430      177,022,060       11,670,229
Beginning of period .............................................................     291,568,291      114,546,231      102,876,002
                                                                                    ===============================================
End of period ...................................................................   $ 296,741,721    $ 291,568,291    $ 114,546,231
                                                                                    ===============================================
End of period undistributed net investment income ...............................   $     919,154    $     866,260    $     231,672
                                                                                    ===============================================

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              31

Statements of Changes in Net Assets (concluded)
                                      BlackRock Pennsylvania Municipal Bond Fund

                                                                                         Period
                                                                                        August 1,
                                                                                        2007 to             Year Ended July 31,
                                                                                         May 31,     ------------------------------
Increase (Decrease) in Net Assets:                                                        2008             2007            2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ...........................................................   $  23,342,487    $  21,731,688    $   2,999,712
Net realized gain (loss) ........................................................      (5,165,679)       7,485,981          333,738
Net change in unrealized appreciation/depreciation ..............................     (11,358,855)     (16,380,934)      (1,698,932)
                                                                                    -----------------------------------------------
Net increase in net assets resulting from operations ............................       6,817,953       12,836,735        1,634,518
                                                                                    -----------------------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
   Institutional ................................................................     (19,696,051)     (17,510,802)        (458,664)
   Service ......................................................................        (106,748)        (115,809)              --
   Investor A ...................................................................      (1,064,148)        (905,101)              --
   Investor A1 ..................................................................      (1,055,910)      (1,190,963)      (1,147,819)
   Investor B ...................................................................        (147,441)        (172,868)              --
   Investor B1 ..................................................................        (414,612)        (613,015)        (831,770)
   Investor C ...................................................................        (178,893)         (71,891)              --
   Investor C1 ..................................................................        (496,646)        (603,987)        (555,476)
Net realized gain:
   Institutional ................................................................      (1,219,445)              --               --
   Service ......................................................................          (6,171)              --               --
   Investor A ...................................................................         (67,888)              --               --
   Investor A1 ..................................................................         (65,987)              --               --
   Investor B ...................................................................         (10,955)              --               --
   Investor B1 ..................................................................         (28,552)              --               --
   Investor C ...................................................................         (12,508)              --               --
   Investor C1 ..................................................................         (35,142)              --               --
                                                                                    -----------------------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders     (24,607,097)     (21,184,436)      (2,993,729)
                                                                                    -----------------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest transactions ........       9,831,195      518,881,095          244,580
                                                                                    -----------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets .........................................      (7,957,949)     510,533,394       (1,114,631)
Beginning of period .............................................................     582,973,668       72,440,274       73,554,905
                                                                                    ===============================================
End of period ...................................................................   $ 575,015,719    $ 582,973,668    $  72,440,274
                                                                                    ===============================================
End of period undistributed net investment income ...............................   $     870,350    $     688,365    $      73,316
                                                                                    ===============================================

See Notes to Financial Statements.


32              ANNUAL REPORT                     MAY 31, 2008

Financial Highlights                                               Institutional

                                                                         BlackRock Florida Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.23      $  10.28      $  10.47      $  10.15      $  10.06      $  10.20
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.41          0.47          0.46          0.49          0.53          0.53
Net realized and unrealized gain (loss) ....       (0.40)        (0.08)        (0.23)         0.32          0.09         (0.14)
                                                ------------------------------------------------------------------------------
Net increase from investment operations ....        0.01          0.39          0.23          0.81          0.62          0.39
                                                ------------------------------------------------------------------------------
Dividends from net investment income .......       (0.38)        (0.44)        (0.42)        (0.49)        (0.53)        (0.53)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $   9.86      $  10.23      $  10.28      $  10.47      $  10.15      $  10.06
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        0.12% 3       3.88%         2.60%         8.19%         6.24%         3.87%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
   indirectly and excluding interest
   expense and fees 4 ......................        0.86% 5       0.84%         0.78%         0.79%         0.78%         0.77%
                                                ==============================================================================
Total expenses, after fees waived and
   paid indirectly .........................        1.18% 5       1.16%         1.02%         1.04%         0.89%         0.93%
                                                ==============================================================================
Total expenses, after fees waived and before
   fees paid indirectly ....................        1.18% 5       1.16%         1.02%         1.04%         0.89%         0.93%
                                                ==============================================================================
Total expenses .............................        1.18% 5       1.16%         1.02%         1.04%         0.89%         0.93%
                                                ==============================================================================
Net investment income ......................        4.88% 5       4.49%         4.40%         4.78%         5.15%         5.18%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $ 18,182      $ 21,357      $ 23,603      $ 20,647      $ 19,681      $ 22,053
                                                ==============================================================================
Portfolio turnover .........................          19%           22%           45%           49%           28%           41%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of any sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              33

Financial Highlights (continued)                                   Institutional

                                                                       BlackRock New Jersey Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.58      $  10.64      $  10.73      $  10.24      $  10.21      $  10.43
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.39          0.51          0.45          0.48          0.52          0.50
Net realized and unrealized gain (loss) ....       (0.28)        (0.11)        (0.09)         0.48          0.02         (0.21)
                                                ------------------------------------------------------------------------------
Net increase from investment operations ....        0.11          0.40          0.36          0.96          0.54          0.29
                                                ------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income .................       (0.39)        (0.46)        (0.45)        (0.47)        (0.51)        (0.51)
     Net realized gain .....................          --            --            -- 2          --            --            --
                                                ------------------------------------------------------------------------------
Total dividends and distributions ..........       (0.39)        (0.46)        (0.45)        (0.47)        (0.51)        (0.51)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $  10.30      $  10.58      $  10.64      $  10.73      $  10.24      $  10.21
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        1.08% 4       3.80%         3.46%         9.60%         5.35%         2.75%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
   indirectly and excluding interest
   expense and fees 5 ......................        0.66% 6       0.61%         0.81%         0.83%         0.81%         0.83%
                                                ==============================================================================
Total expenses, after fees waived and
   paid indirectly .........................        0.84% 6       0.95%         0.93%         1.03%         0.97%         1.03%
                                                ==============================================================================
Total expenses, after fees waived and before
   fees paid indirectly ....................        0.84% 6       0.95%         0.93%         1.03%         0.97%         1.03%
                                                ==============================================================================
Total expenses .............................        0.86% 6       1.04%         0.93%         1.04%         0.98%         1.03%
                                                ==============================================================================
Net investment income ......................        4.50% 6       4.60%         4.26%         4.54%         4.93%         4.88%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $179,560      $173,234      $ 33,316      $ 25,325      $ 15,166      $ 23,582
                                                ==============================================================================
Portfolio turnover .........................          11%           15%           16%           48%           27%           34%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of any sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


34              ANNUAL REPORT                     MAY 31, 2008

Financial Highlights (continued)                                   Institutional

                                                                      BlackRock Pennsylvania Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  11.13      $  11.18      $  11.39      $  11.12      $  11.03      $  11.16
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.44          0.52          0.50          0.51          0.52          0.54
Net realized and unrealized gain (loss) ....       (0.31)        (0.08)        (0.21)         0.27          0.08         (0.13)
                                                ------------------------------------------------------------------------------
Net increase from investment operations ....        0.13          0.44          0.29          0.78          0.60          0.41
                                                ------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income .................       (0.44)        (0.49)        (0.50)        (0.51)        (0.51)        (0.54)
     Net realized gain .....................       (0.03)           --            --            --            --            --
                                                ------------------------------------------------------------------------------
Total dividends and distributions ..........       (0.47)        (0.49)        (0.50)        (0.51)        (0.51)        (0.54)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $  10.79      $  11.13      $  11.18      $  11.39      $  11.12      $  11.03
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        1.18% 3       4.01%         2.59%         7.17%         5.57%         3.69%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
   indirectly and excluding interest
   expense and fees 4 ......................        0.60% 5       0.60%         0.88%         0.91%         0.88%         0.88%
                                                ==============================================================================
Total expenses, after fees waived and
   paid indirectly .........................        0.90% 5       1.05%         1.22%         1.13%         0.96%         1.00%
                                                ==============================================================================
Total expenses, after fees waived and before
   fees paid indirectly ....................        0.90% 5       1.05%         1.22%         1.13%         0.96%         1.00%
                                                ==============================================================================
Total expenses .............................        0.92% 5       1.09%         1.23%         1.14%         0.98%         1.01%
                                                ==============================================================================
Net investment income ......................        4.84% 5       4.51%         4.44%         4.55%         4.60%         4.81%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $484,861      $486,395      $ 11,410      $  9,939      $ 10,536      $ 11,296
                                                ==============================================================================
Portfolio turnover .........................          44%           46%           23%           32%           58%           30%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of any sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              35

Financial Highlights (continued)                                         Service

                                                                           BlackRock New Jersey          BlackRock Pennsylvania
                                                                            Municipal Bond Fund           Municipal Bond Fund
                                                                       -----------------------------  -----------------------------
                                                                         Period                         Period
                                                                        August 1,       Period         August 1,       Period
                                                                         2007 to   October 2, 2006 1    2007 to   October 2, 2006 1
                                                                         May 31,       to July 31,      May 31,      to July 31,
                                                                          2008           2007            2008           2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............................    $  10.58       $  10.84        $  11.13       $  11.35
                                                                       ------------------------------------------------------------
Net investment income 2 ...........................................        0.38           0.37            0.42           0.38
Net realized and unrealized loss ..................................       (0.28)         (0.26)          (0.30)         (0.21)
                                                                       ------------------------------------------------------------
Net increase from investment operations ...........................        0.10           0.11            0.12           0.17
                                                                       ------------------------------------------------------------
Dividends and distributions from:
     Net investment income ........................................       (0.38)         (0.37)          (0.42)         (0.39)
     Net realized gain ............................................          --              _           (0.03)            --
                                                                       ------------------------------------------------------------
Total dividends and distributions .................................       (0.38)         (0.37)          (0.45)         (0.39)
                                                                       ------------------------------------------------------------
Net asset value, end of period ....................................    $  10.30       $  10.58        $  10.80       $  11.13
                                                                       ============================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..........................................        0.92% 3        0.96% 3         1.09% 3        1.48% 3
                                                                       ============================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
   indirectly and excluding interest
   expense and fees 5 .............................................        0.85% 4        0.85% 4         0.82% 4        0.84% 4
                                                                       ============================================================
Total expenses, after fees waived and
   paid indirectly ................................................        1.03% 4        1.19% 4         1.12% 4        1.29% 4
                                                                       ============================================================
Total expenses, after fees waived and before
   fees paid indirectly ...........................................        1.03% 4        1.19% 4         1.12% 4        1.29% 4
                                                                       ============================================================
Total expenses ....................................................        1.17% 4        1.37% 4         1.17% 4        1.37% 4
                                                                       ============================================================
Net investment income .............................................        4.32% 4        4.36% 4         4.57% 4        4.27% 4
                                                                       ============================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...................................    $ 11,569       $ 12,849        $  2,435       $  3,316
                                                                       ============================================================
Portfolio turnover ................................................          11%            15%             44%            46%
                                                                       ============================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Aggregate total investment return.
4     Annualized.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.


36              ANNUAL REPORT                     MAY 31, 2008

Financial Highlights (continued)                                      Investor A

                                                    BlackRock Florida         BlackRock New Jersey       BlackRock Pennsylvania
                                                   Municipal Bond Fund         Municipal Bond Fund         Municipal Bond Fund
                                                -------------------------   -------------------------   ------------------------
                                                  Period        Period        Period        Period        Period        Period
                                                 August 1,     October 2,    August 1,    October 2,     August 1,    October 2,
                                                  2007 to       2006 1        2007 to       2006 1        2007 to       2006 1
                                                  May 31,     to July 31,     May 31,     to July 31,     May 31,    to July 31,
                                                   2008          2007          2008          2007          2008          2007
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.20      $  10.40      $  10.59      $  10.85      $  11.14      $  11.36
                                                --------------------------------------------------------------------------------
Net investment income 2 ....................        0.39          0.33          0.37          0.36          0.42          0.38
Net realized and unrealized loss ...........       (0.39)        (0.18)        (0.27)        (0.25)        (0.30)        (0.21)
                                                --------------------------------------------------------------------------------
Net increase from investment operations ....          --          0.15          0.10          0.11          0.12          0.17
                                                --------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income .................       (0.36)        (0.35)        (0.38)        (0.37)        (0.42)        (0.39)
     Net realized gain .....................          --            --            --            --         (0.03)           --
                                                --------------------------------------------------------------------------------
Total dividends and distributions ..........       (0.36)        (0.35)        (0.38)        (0.37)        (0.45)        (0.39)
                                                --------------------------------------------------------------------------------
Net asset value, end of period .............    $   9.84      $  10.20      $  10.31      $  10.59      $  10.81      $  11.14
                                                ================================================================================
================================================================================================================================
Total Investment Return 3
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        0.03% 4       1.42% 4       0.93% 4       0.97% 4       1.07% 4       1.49% 4
                                                ================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
   indirectly and excluding interest
   expense and fees 6 ......................        1.08% 5       1.10% 5       0.84% 5       0.85% 5       0.84% 5       0.83% 5
                                                ================================================================================
Total expenses, after fees waived and
   paid indirectly .........................        1.39% 5       1.42% 5       1.02% 5       1.19% 5       1.14% 5       1.28% 5
                                                ================================================================================
Total expenses, after fees waived and before
   fees paid indirectly ....................        1.40% 5       1.42% 5       1.02% 5       1.19% 5       1.14% 5       1.28% 5
                                                ================================================================================
Total expenses .............................        1.40% 5       1.42% 5       1.13% 5       1.32% 5       1.21% 5       1.39% 5
                                                ================================================================================
Net investment income ......................        4.68% 5       4.25% 5       4.32% 5       4.37% 5       4.59% 5       4.28% 5
                                                ================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $  3,611      $  3,248      $ 21,564      $ 15,693      $ 28,827      $ 27,782
                                                ================================================================================
Portfolio turnover .........................          19%           22%           11%           15%           44%           46%
                                                ================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5     Annualized.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              37

Financial Highlights (continued)                                     Investor A1

                                                                         BlackRock Florida Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.21      $  10.26      $  10.45      $  10.14      $  10.04      $  10.19
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.40          0.45          0.45          0.48          0.52          0.52
Net realized and unrealized gain (loss) ....       (0.40)        (0.06)        (0.20)         0.31          0.10         (0.15)
                                                ------------------------------------------------------------------------------
Net increase from investment operations ....          --          0.39          0.25          0.79          0.62          0.37
                                                ------------------------------------------------------------------------------
Dividends from net investment income .......       (0.37)        (0.44)        (0.44)        (0.48)        (0.52)        (0.52)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $   9.84      $  10.21      $  10.26      $  10.45      $  10.14      $  10.04
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        0.05% 3       3.78%         2.49%         7.98%         6.24%         3.66%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
 indirectly and excluding interest
 expense and fees 4 ........................        0.95% 5       0.93%         0.88%         0.89%         0.87%         0.88%
                                                ==============================================================================
Total expenses, after fees waived and
 paid indirectly ...........................        1.26% 5       1.25%         1.12%         1.14%         0.99%         1.03%
                                                ==============================================================================
Total expenses, after fees waived and before
 fees paid indirectly ......................        1.26% 5       1.25%         1.12%         1.14%         0.99%         1.03%
                                                ==============================================================================
Total expenses .............................        1.26% 5       1.25%         1.12%         1.14%         0.99%         1.03%
                                                ==============================================================================
Net investment income ......................        4.80% 5       4.42%         4.30%         4.68%         5.05%         5.08%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $ 47,297      $ 51,685      $ 59,210      $ 59,586      $ 57,521      $ 57,610
                                                ==============================================================================
Portfolio turnover .........................          19%           22%           45%           49%           28%           41%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


38              ANNUAL REPORT                     MAY 31, 2008

Financial Highlights (continued)                                     Investor A1

                                                                      BlackRock New Jersey Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.59      $  10.66      $  10.73      $  10.24      $  10.22      $  10.43
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.39          0.48          0.44          0.47          0.51          0.50
Net realized and unrealized gain (loss) ....       (0.28)        (0.10)        (0.07)         0.48          0.01         (0.21)
                                                ------------------------------------------------------------------------------
Net increase from investment operations ....        0.11          0.38          0.37          0.95          0.52          0.29
                                                ------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income .................       (0.39)        (0.45)        (0.44)        (0.46)        (0.50)        (0.50)
     Net realized gain .....................          --            --            -- 2          --            --            --
                                                ------------------------------------------------------------------------------
Total dividends and distributions ..........       (0.39)        (0.45)        (0.44)        (0.46)        (0.50)        (0.50)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $  10.31      $  10.59      $  10.66      $  10.73      $  10.24      $  10.22
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        1.05% 4       3.60%         3.55%         9.49%         5.14%         2.76%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
   indirectly and excluding interest
   expense and fees 5 ......................        0.70% 6       0.74%         0.91%         0.93%         0.91%         0.93%
                                                ==============================================================================
Total expenses, after fees waived and
   paid indirectly .........................        0.88% 6       1.08%         1.03%         1.13%         1.08%         1.13%
                                                ==============================================================================
Total expenses, after fees waived and before
   fees paid indirectly ....................        0.88% 6       1.08%         1.03%         1.13%         1.08%         1.13%
                                                ==============================================================================
Total expenses .............................        1.01% 6       1.19%         1.03%         1.14%         1.08%         1.13%
                                                ==============================================================================
Net investment income ......................        4.47% 6       4.46%         4.16%         4.45%         4.85%         4.79%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $ 38,082      $ 39,546      $ 40,676      $ 34,618      $ 32,863      $ 27,868
                                                ==============================================================================
Portfolio turnover .........................          11%           15%           16%           48%           27%           34%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              39

Financial Highlights (continued)                                     Investor A1

                                                                    BlackRock Pennsylvania Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  11.14      $  11.20      $  11.41      $  11.13      $  11.05      $  11.17
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.44          0.50          0.49          0.50          0.51          0.53
Net realized and unrealized gain (loss) ....       (0.31)        (0.07)        (0.26)         0.28          0.08         (0.12)
                                                ------------------------------------------------------------------------------
Net increase from investment operations ....        0.13          0.43          0.23          0.78          0.59          0.41
                                                ------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income .................       (0.43)        (0.49)        (0.44)        (0.50)        (0.51)        (0.53)
     Net realized gain .....................       (0.03)           --            --            --            --            --
                                                ------------------------------------------------------------------------------
Total dividends and distributions ..........       (0.46)        (0.49)        (0.44)        (0.50)        (0.51)        (0.53)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $  10.81      $  11.14      $  11.20      $  11.41      $  11.13      $  11.05
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        1.19% 3       3.81%         2.49%         7.16%         5.37%         3.69%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
   indirectly and excluding interest
   expense and fees 4 ......................        0.70% 5       0.76%         0.98%         1.01%         0.98%         0.98%
                                                ==============================================================================
Total expenses, after fees waived and
   paid indirectly .........................        0.99% 5       1.21%         1.32%         1.23%         1.06%         1.10%
                                                ==============================================================================
Total expenses, after fees waived and before
   fees paid indirectly ....................        0.99% 5       1.21%         1.32%         1.23%         1.06%         1.10%
                                                ==============================================================================
Total expenses .............................        1.08% 5       1.28%         1.33%         1.24%         1.08%         1.11%
                                                ==============================================================================
Net investment income ......................        4.74% 5       4.40%         4.34%         4.45%         4.50%         4.69%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $ 25,560      $ 27,931      $ 26,987      $ 26,024      $ 25,432      $ 23,460
                                                ==============================================================================
Portfolio turnover .........................          44%           46%           23%           32%           58%           30%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


40              ANNUAL REPORT                     MAY 31, 2008

Financial Highlights (continued)                                      Investor B

                                                                        BlackRock Florida Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.23      $  10.28      $  10.47      $  10.15      $  10.06      $  10.20
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.37          0.41          0.40          0.44          0.48          0.48
Net realized and unrealized gain (loss) ....       (0.40)        (0.07)        (0.19)         0.32          0.09         (0.14)
                                                ------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ...............................       (0.03)         0.34          0.21          0.76          0.57          0.34
                                                ------------------------------------------------------------------------------
Dividends from net investment income .......       (0.34)        (0.39)        (0.40)        (0.44)        (0.48)        (0.48)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $   9.86      $  10.23      $  10.28      $  10.47      $  10.15      $  10.06
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................       (0.29%) 3      3.36%         2.08%         7.65%         5.70%         3.35%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
   indirectly and excluding interest
   expense and fees 4 ......................        1.35% 5       1.33%         1.29%         1.30%         1.28%         1.28%
                                                ==============================================================================
Total expenses, after fees waived and
   paid indirectly .........................        1.67% 5       1.65%         1.52%         1.55%         1.40%         1.43%
                                                ==============================================================================
Total expenses, after fees waived and before
   fees paid indirectly ....................        1.67% 5       1.65%         1.52%         1.55%         1.40%         1.43%
                                                ==============================================================================
Total expenses .............................        1.67% 5       1.65%         1.52%         1.55%         1.40%         1.44%
                                                ==============================================================================
Net investment income ......................        4.39% 5       4.00%         3.90%         4.29%         4.64%         4.67%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $ 12,804      $ 16,955      $ 25,614      $ 35,340      $ 41,705      $ 61,098
                                                ==============================================================================
Portfolio turnover .........................          19%           22%           45%           49%           28%           41%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              41

Financial Highlights (continued)                                      Investor B

                                                                           BlackRock New Jersey          BlackRock Pennsylvania
                                                                            Municipal Bond Fund           Municipal Bond Fund
                                                                         -------------------------      --------------------------
                                                                           Period        Period            Period        Period
                                                                          August 1,     October 2,        August 1,    October 2,
                                                                           2007 to       2006 1            2007 to       2006 1
                                                                           May 31,     to July 31,         May 31,     to July 31,
                                                                            2008          2007              2008          2007
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................................    $  10.58       $  10.84         $  11.13      $  11.35
                                                                         ---------------------------------------------------------
Net investment income 2 .............................................        0.31           0.31             0.37          0.33
Net realized and unrealized loss ....................................       (0.28)         (0.27)           (0.31)        (0.22)
                                                                         ---------------------------------------------------------
Net increase from investment operations .............................        0.03           0.04             0.06          0.11
                                                                         ---------------------------------------------------------
Dividends and distributions from:
     Net investment income ..........................................       (0.31)         (0.30)           (0.36)        (0.33)
     Net realized gain ..............................................          --             --            (0.03)           --
                                                                         ---------------------------------------------------------
Total dividends and distributions ...................................       (0.31)         (0.30)           (0.39)        (0.33)
                                                                         ---------------------------------------------------------
Net asset value, end of period ......................................    $  10.30       $  10.58         $  10.80      $  11.13
                                                                         =========================================================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................................        0.31% 4        0.34% 4          0.57% 4       0.93% 4
                                                                         =========================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
   indirectly and excluding interest
   expense and fees 6 ...............................................        1.57% 5        1.60% 5          1.45% 5       1.51% 5
                                                                         =========================================================
Total expenses, after fees waived and
   paid indirectly ..................................................        1.75% 5        1.94% 5          1.74% 5       1.96% 5
                                                                         =========================================================
Total expenses, after fees waived and before
   fees paid indirectly .............................................        1.75% 5        1.94% 5          1.74% 5       1.96% 5
                                                                         =========================================================
Total expenses ......................................................        1.89% 5        2.09% 5          1.86% 5       2.19% 5
                                                                         =========================================================
Net investment income ...............................................        3.59% 5        3.61% 5          3.99% 5       3.60% 5
                                                                         =========================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................................    $  6,869       $  8,622         $  3,447      $  5,206
                                                                         =========================================================
Portfolio turnover ..................................................          11%            15%              44%           46%
                                                                         =========================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5     Annualized.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.


42              ANNUAL REPORT                     MAY 31, 2008

Financial Highlights (continued)                                     Investor B1

                                                                      BlackRock New Jersey Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.58      $  10.65      $  10.73      $  10.24      $  10.22      $  10.43
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.36          0.44          0.40          0.43          0.46          0.46
Net realized and unrealized gain (loss) ....       (0.29)        (0.10)        (0.09)         0.48          0.02         (0.22)
                                                ------------------------------------------------------------------------------
Net increase from investment operations ....        0.07          0.34          0.31          0.91          0.48          0.24
                                                ------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income .................       (0.35)        (0.41)        (0.39)        (0.42)        (0.46)        (0.45)
     Net realized gain .....................          --            --            -- 2          --            --            --
                                                ------------------------------------------------------------------------------
Total dividends and distributions ..........       (0.35)        (0.41)        (0.39)        (0.42)        (0.46)        (0.45)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $  10.30      $  10.58      $  10.65      $  10.73      $  10.24      $  10.22
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        0.71% 4       3.19%         3.03%         9.04%         4.71%         2.34%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
   indirectly and excluding interest
   expense and fees 5 ......................        1.10% 6       1.14%         1.33%         1.34%         1.32%         1.34%
                                                ==============================================================================
Total expenses, after fees waived and
   paid indirectly .........................        1.28% 6       1.48%         1.44%         1.54%         1.48%         1.54%
                                                ==============================================================================
Total expenses, after fees waived and before
   fees paid indirectly ....................        1.28% 6       1.48%         1.44%         1.54%         1.48%         1.54%
                                                ==============================================================================
Total expenses .............................        1.41% 6       1.60%         1.44%         1.55%         1.49%         1.54%
                                                ==============================================================================
Net investment income ......................        4.07% 6       4.05%         3.75%         4.06%         4.44%         4.37%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $ 12,386      $ 15,723      $ 20,920      $ 26,893      $ 31,781      $ 44,968
                                                ==============================================================================
Portfolio turnover .........................          11%           15%           16%           48%           27%           34%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              43

Financial Highlights (continued)                                     Investor B1

                                                                      BlackRock Pennsylvania Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  11.13      $  11.18      $  11.39      $  11.12      $  11.03      $  11.16
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.40          0.45          0.44          0.46          0.46          0.49
Net realized and unrealized gain (loss) ....       (0.32)        (0.06)        (0.21)         0.27          0.09         (0.14)
                                                ------------------------------------------------------------------------------
Net increase from investment operations ....        0.08          0.39          0.23          0.73          0.55          0.35
                                                ------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income .................       (0.39)        (0.44)        (0.44)        (0.46)        (0.46)        (0.48)
     Net realized gain .....................       (0.03)           --            --            --            --            --
                                                ------------------------------------------------------------------------------
Total dividends and distributions ..........       (0.42)        (0.44)        (0.44)        (0.46)        (0.46)        (0.48)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $  10.79      $  11.13      $  11.18      $  11.39      $  11.12      $  11.03
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        0.76% 3       3.49%         2.07%         6.63%         5.04%         3.18%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
  indirectly and excluding interest
  expense and fees 4 .......................        1.10% 5       1.17%         1.39%         1.42%         1.38%         1.39%
                                                ==============================================================================
Total expenses, after fees waived and
  paid indirectly ..........................        1.39% 5       1.62%         1.73%         1.64%         1.47%         1.51%
                                                ==============================================================================
Total expenses, after fees waived and before
  fees paid indirectly .....................        1.39% 5       1.62%         1.73%         1.64%         1.47%         1.51%
                                                ==============================================================================
Total expenses .............................        1.47% 5       1.70%         1.74%         1.65%         1.48%         1.52%
                                                ==============================================================================
Net investment income ......................        4.34% 5       4.00%         3.93%         4.05%         4.09%         4.31%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $  9,984      $ 12,856      $ 18,402      $ 23,965      $ 28,749      $ 43,099
                                                ==============================================================================
Portfolio turnover .........................          44%           46%           23%           32%           58%           30%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


44              ANNUAL REPORT                     MAY 31, 2008

Financial Highlights (continued)                                      Investor C

                                                    BlackRock Florida         BlackRock New Jersey       BlackRock Pennsylvania
                                                   Municipal Bond Fund         Municipal Bond Fund         Municipal Bond Fund
                                                -------------------------   -------------------------   ------------------------
                                                  Period        Period        Period        Period        Period        Period
                                                 August 1,     October 2,    August 1,    October 2,     August 1,    October 2,
                                                  2007 to       2006 1        2007 to       2006 1        2007 to       2006 1
                                                  May 31,     to July 31,     May 31,     to July 31,     May 31,    to July 31,
                                                   2008          2007          2008          2007          2008          2007
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.20      $  10.40      $  10.57      $  10.84      $  11.14      $  11.35
                                                --------------------------------------------------------------------------------
Net investment income 2 ....................        0.33          0.26          0.31          0.30          0.35          0.30
Net realized and unrealized loss ...........       (0.41)        (0.18)        (0.27)        (0.27)        (0.31)        (0.19)
                                                --------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ...............................       (0.08)         0.08          0.04          0.03          0.04          0.11
                                                --------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income .................       (0.29)        (0.28)        (0.31)        (0.30)        (0.35)        (0.32)
     Net realized gain .....................          --            --            --            --         (0.03)           --
                                                --------------------------------------------------------------------------------
Total dividends and distributions ..........       (0.29)        (0.28)        (0.31)        (0.30)        (0.38)        (0.32)
                                                --------------------------------------------------------------------------------
Net asset value, end of period .............    $   9.83      $  10.20      $  10.30      $  10.57      $  10.80      $  11.14
                                                ================================================================================
================================================================================================================================
Total Investment Return 3
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................       (0.72%) 4      0.78% 4       0.40% 4       0.25% 4       0.34% 4       0.95% 4
                                                ================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
  indirectly and excluding interest
  expense and fees 6 .......................        1.87% 5       1.89% 5       1.58% 5       1.60% 5       1.59% 5       1.60% 5
                                                ================================================================================
Total expenses, after fees waived and
  paid indirectly ..........................        2.19% 5       2.21% 5       1.76% 5       1.94% 5       1.89% 5       2.04% 5
                                                ================================================================================
Total expenses, after fees waived and before
  fees paid indirectly .....................        2.19% 5       2.21% 5       1.76% 5       1.94% 5       1.89% 5       2.04% 5
                                                ================================================================================
Total expenses .............................        2.19% 5       2.21% 5       1.89% 5       2.09% 5       1.96% 5       2.15% 5
                                                ================================================================================
Net investment income ......................        3.90% 5       3.47% 5       3.57% 5       3.63% 5       3.83% 5       3.53% 5
                                                ================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $  2,329      $  1,411      $ 10,480      $  7,253      $  7,166      $  4,160
                                                ================================================================================
Portfolio turnover .........................          19%           22%           11%           15%           44%           46%
                                                ================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5     Annualized.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.


                  ANNUAL REPORT                     MAY 31, 2008              45

Financial Highlights (continued)                                     Investor C1

                                                                         BlackRock Florida Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.21      $  10.26      $  10.45      $  10.14      $  10.04      $  10.18
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.36          0.41          0.39          0.43          0.47          0.47
Net realized and unrealized gain (loss) ....       (0.40)        (0.08)        (0.19)         0.31          0.10         (0.14)
                                                ------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ...............................       (0.04)         0.33          0.20          0.74          0.57          0.33
                                                ------------------------------------------------------------------------------
Dividends from net investment income .......       (0.33)        (0.38)        (0.39)        (0.43)        (0.47)        (0.47)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $   9.84      $  10.21      $  10.26      $  10.45      $  10.14      $  10.04
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................       (0.37%) 3      3.26%         1.98%         7.44%         5.70%         3.24%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
  indirectly and excluding interest
  expense and fees 4 .......................        1.44% 5       1.44%         1.39%         1.40%         1.38%         1.38%
                                                ==============================================================================
Total expenses, after fees waived and
  paid indirectly ..........................        1.76% 5       1.75%         1.62%         1.65%         1.50%         1.54%
                                                ==============================================================================
Total expenses, after fees waived and before
  fees paid indirectly .....................        1.76% 5       1.75%         1.62%         1.65%         1.50%         1.54%
                                                ==============================================================================
Total expenses .............................        1.76% 5       1.75%         1.62%         1.65%         1.50%         1.54%
                                                ==============================================================================
Net investment income ......................        4.30% 5       3.91%         3.80%         4.17%         4.54%         4.57%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $ 11,504      $ 15,377      $ 17,472      $ 16,229      $ 13,381      $ 14,759
                                                ==============================================================================
Portfolio turnover .........................          19%           22%           45%           49%           28%           41%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


46              ANNUAL REPORT                     MAY 31, 2008

Financial Highlights (continued)                                     Investor C1

                                                                       BlackRock New Jersey Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.58      $  10.64      $  10.73      $  10.24      $  10.21      $  10.42
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.35          0.43          0.39          0.41          0.45          0.45
Net realized and unrealized gain (loss) ....       (0.28)        (0.09)        (0.10)         0.49          0.02         (0.22)
                                                ------------------------------------------------------------------------------
Net increase from investment operations ....        0.07          0.34          0.29          0.90          0.47          0.23
                                                ------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income .................       (0.35)        (0.40)        (0.38)        (0.41)        (0.44)        (0.44)
     Net realized gain .....................          --            --            -- 2          --            --            --
                                                ------------------------------------------------------------------------------
Total dividends and distributions ..........       (0.35)        (0.40)        (0.38)        (0.41)        (0.44)        (0.44)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $  10.30      $  10.58      $  10.64      $  10.73      $  10.24      $  10.21
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        0.63% 4       3.18%         2.83%         8.94%         4.71%         2.24%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
  indirectly and excluding interest
  expense and fees 5 .......................        1.20% 6       1.24%         1.42%         1.44%         1.42%         1.44%
                                                ==============================================================================
Total expenses, after fees waived and
  paid indirectly ..........................        1.37% 6       1.58%         1.53%         1.64%         1.58%         1.63%
                                                ==============================================================================
Total expenses, after fees waived and before
  fees paid indirectly .....................        1.37% 6       1.58%         1.53%         1.64%         1.58%         1.63%
                                                ==============================================================================
Total expenses .............................        1.49% 6       1.68%         1.54%         1.65%         1.59%         1.64%
                                                ==============================================================================
Net investment income ......................        3.97% 6       3.95%         3.65%         3.94%         4.34%         4.28%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $ 16,232      $ 18,648      $ 19,634      $ 16,040      $ 14,903      $ 15,505
                                                ==============================================================================
Portfolio turnover .........................          11%           15%           16%           48%           27%           34%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.


                  ANNUAL REPORT                     MAY 31, 2008              47
See Notes to Financial Statements.

Financial Highlights (concluded)                                     Investor C1

                                                                      BlackRock Pennsylvania Municipal Bond Fund
                                                ------------------------------------------------------------------------------
                                                 Period
                                                August 1,
                                                 2007 to                             Year Ended July 31,
                                                 May 31,      ----------------------------------------------------------------
                                                  2008           2007          2006          2005          2004          2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  11.13      $  11.19      $  11.39      $  11.12      $  11.03      $  11.16
                                                ------------------------------------------------------------------------------
Net investment income 1 ....................        0.39          0.44          0.43          0.45          0.45          0.47
Net realized and unrealized gain (loss) ....       (0.32)        (0.07)        (0.20)         0.26          0.09         (0.13)
                                                ------------------------------------------------------------------------------
Net increase from investment operations ....        0.07          0.37          0.23          0.71          0.54          0.34
                                                ------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income .................       (0.38)        (0.43)        (0.43)        (0.44)        (0.45)        (0.47)
     Net realized gain .....................       (0.03)           --            --            --            --            --
                                                ------------------------------------------------------------------------------
Total dividends and distributions ..........       (0.41)        (0.43)        (0.43)        (0.44)        (0.45)        (0.47)
                                                ------------------------------------------------------------------------------
Net asset value, end of period .............    $  10.79      $  11.13      $  11.19      $  11.39      $  11.12      $  11.03
                                                ==============================================================================
==============================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...................        0.68% 3       3.29%         2.06%         6.53%         4.93%         3.07%
                                                ==============================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total expenses, after fees waived and paid
  indirectly and excluding interest
  expense and fees 4 .......................        1.20% 5       1.26%         1.48%         1.52%         1.49%         1.49%
                                                ==============================================================================
Total expenses, after fees waived and
  paid indirectly ..........................        1.49% 5       1.71%         1.82%         1.74%         1.57%         1.61%
                                                ==============================================================================
Total expenses, after fees waived and before
  fees paid indirectly .....................        1.49% 5       1.71%         1.82%         1.74%         1.57%         1.61%
                                                ==============================================================================
Total expenses .............................        1.56% 5       1.77%         1.84%         1.75%         1.59%         1.62%
                                                ==============================================================================
Net investment income ......................        4.24% 5       3.90%         3.83%         3.94%         3.99%         4.18%
                                                ==============================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ............    $ 12,736      $ 15,327      $ 15,642      $ 13,626      $ 13,260      $ 13,309
                                                ==============================================================================
Portfolio turnover .........................          44%           46%           23%           32%           58%           30%
                                                ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


48              ANNUAL REPORT                     MAY 31, 2008

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund (the "Funds" or each a "Fund"), each a series of BlackRock Multi-State Municipal Series Trust (the "Trust"), are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds recently changed their fiscal year end to May 31. Each Fund offers multiple classes of shares. Institutional and Service Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor A1, Investor B, Investor B1 and Investor C1 Shares are not generally available except for dividend and capital gains investment. Shares of Investor B, Investor B1, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution plans).

The following is a summary of significant accounting policies followed by the
Funds:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Trust's Board of Trustees (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Swap agreements are valued by quoted fair values received daily by the Trust's pricing service or through brokers. Financial futures contracts are traded on exchanges and are valued at their last sale price. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under contract.

o Financial futures contracts -- The Funds may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit, and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Funds may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Fund are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract, if any. The Funds generally intend to close each forward interest rate swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.


                  ANNUAL REPORT                     MAY 31, 2008              49

Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Funds will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Funds have contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates ("TOB Residuals"), which are generally issued to the participating funds that made the transfer or to affiliates of the Funds. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Fund. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal securities. Each Fund's transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the Funds' Schedule of Investments and the proceeds from the transaction are reported as a liability of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in liability for trust certificates.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At May 31, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liability for trust certificates and the range of interest rates on the trust certificates were as follows:

--------------------------------------------------------------------------------
                                      Underlying
                                       Municipal     Liability
                                        Bonds          for
                                     Transferred       Trust         Range of
                                       to TOBs      Certificates  Interest Rates
--------------------------------------------------------------------------------
BlackRock Florida Municipal
  Bond Fund ......................   $20,811,469     $9,807,764   1.67% - 3.058%
BlackRock New Jersey Municipal
  Bond Fund ......................   $ 6,460,847     $3,875,000   1.67% - 2.291%
BlackRock Pennsylvania Municipal
  Bond Fund ......................   $15,949,616     $8,300,000   2.84% - 3.147%
--------------------------------------------------------------------------------

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds' investment in TOBs likely will adversely affect the Funds' net investment income and dividends to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds' net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Fund segregate assets in connection with certain investments (e.g., when-issued securities or swaps), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Effective January 31, 2008, the Funds implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Funds, and has determined that the adoption of FIN 48 does not have a material impact on the Funds' financial statements.


50              ANNUAL REPORT                     MAY 31, 2008

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the years ended July 31, 2005 through July 31, 2007. The statutes of limitations on the Funds' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Funds' or their classes are charged to the Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Funds have entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Funds have entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

The Advisor is responsible for the management of each Funds' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Funds. For such services, each Fund pays the Advisor a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Funds' average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

The Advisor, with respect to BlackRock New Jersey Municipal Bond Fund, has voluntarily agreed to waive fees or expenses in order to limit expenses as a percentage of average daily net assets allocated to each class (excluding interest expense) as follows: 0.85% (for Service and Investor A Shares), 0.70 (for Investor A1 Shares), 1.60% (for Investor B and Investor C Shares), 1.10% (for Investor B1 Shares) and 1.20% (for Investor C1 Shares).

The Advisor with respect to BlackRock Pennsylvania Municipal Bond Fund, has voluntarily agreed to waive or reimburse fees or expenses in order to limit expenses as a percentage of average daily net assets allocated to each class (excluding interest expense) in order to limit expenses as follows: 0.85% (for Service and Investor A Shares), 0.70 (for Investor A1 Shares), 1.60% (for Investor B and Investor C Shares), 1.10% (for Investor B1 Shares) and 1.20% (for Investor C1 Shares).

For the period August 1, 2007 to May 31, 2008, the fees and waivers, which are included in fees waived by advisor on the Statements of Operations were as follows:

--------------------------------------------------------------------------------
                                                        Fees         Fees Waived
                                                       Earned         by Advisor
--------------------------------------------------------------------------------
BlackRock New Jersey Municipal Bond Fund ........    $1,331,157        $133,079
BlackRock Pennsylvania Municipal Bond Fund ......    $2,661,489        $ 54,214
--------------------------------------------------------------------------------

The Advisor may reduce or discontinue these arrangements at any time without notice. The Advisor has also agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Advisor on the Statements of Operations. For the period August 1, 2007 to May 31, 2008, the amounts were as follow:

--------------------------------------------------------------------------------
                                                                     Fees Waived
                                                                      by Advisor
--------------------------------------------------------------------------------
BlackRock Florida Municipal Bond Fund ...........................      $    245
BlackRock New Jersey Municipal Bond Fund ........................      $ 18,534
BlackRock Pennsylvania Municipal Bond Fund ......................      $104,031
--------------------------------------------------------------------------------


                  ANNUAL REPORT                     MAY 31, 2008              51

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Funds to the Advisor.

For the period August 1, 2007 to May 31, 2008, each Fund reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

--------------------------------------------------------------------------------
                                                                   Reimbursement
                                                                     to Advisor
--------------------------------------------------------------------------------
BlackRock Florida Municipal Bond Fund ..........................       $1,481
BlackRock New Jersey Municipal Bond Fund .......................       $4,178
BlackRock Pennsylvania Municipal Bond Fund .....................       $8,391
--------------------------------------------------------------------------------

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statements of Operations as fees paid indirectly.

Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                   Service Fees
--------------------------------------------------------------------------------
                                     BlackRock       BlackRock        BlackRock
                                      Florida       New Jersey      Pennsylvania
                                     Municipal       Municipal        Municipal
                                     Bond Fund       Bond Fund        Bond Fund
--------------------------------------------------------------------------------
Service .......................          --            0.25%            0.25%
Investor A ....................        0.25%           0.25%            0.25%
Investor A1 ...................        0.10%           0.10%            0.10%
Investor B ....................        0.25%           0.25%            0.25%
Investor B1 ...................          --            0.25%            0.25%
Investor C ....................        0.25%           0.25%            0.25%
Investor C1 ...................        0.25%           0.25%            0.25%
--------------------------------------------------------------------------------
                                                 Distribution Fees
--------------------------------------------------------------------------------
                                     BlackRock       BlackRock        BlackRock
                                      Florida       New Jersey      Pennsylvania
                                     Municipal       Municipal        Municipal
                                     Bond Fund       Bond Fund        Bond Fund
--------------------------------------------------------------------------------
Investor B ....................        0.25%           0.75%            0.75%
Investor B1 ...................          --            0.25%            0.25%
Investor C ....................        0.75%           0.75%            0.75%
Investor C1 ...................        0.35%           0.35%            0.35%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

For the period August 1, 2007 to May 31, 2008, the Distributor earned underwriting discounts, direct commissions and dealer concessions on sales of each of the Funds' Investor A Shares as follows:

--------------------------------------------------------------------------------
                                     BlackRock       BlackRock        BlackRock
                                      Florida       New Jersey      Pennsylvania
                                     Municipal       Municipal        Municipal
                                     Bond Fund       Bond Fund        Bond Fund
--------------------------------------------------------------------------------
Investor A 1 ..................       $11,867         $27,625          $49,063
--------------------------------------------------------------------------------

1 Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the year.

For the period August 1, 2007 to May 31, 2008, affiliates received contingent deferred sales charges relating to transactions in Investor B, Investor B1, Investor C and Investor C1 Shares as follows:

--------------------------------------------------------------------------------
                                     BlackRock       BlackRock        BlackRock
                                      Florida       New Jersey      Pennsylvania
                                     Municipal       Municipal        Municipal
                                     Bond Fund       Bond Fund        Bond Fund
--------------------------------------------------------------------------------
Investor B 1 ..................       $7,725          $7,628           $2,258
Investor B1 1 .................       $   --          $7,045           $2,647
Investor C 1 ..................       $    1          $1,071           $1,092
Investor C1 1 .................       $  403          $   --           $  476
--------------------------------------------------------------------------------

1 Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the year.

In addition, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers relating to Investor A Shares as follows:

--------------------------------------------------------------------------------
                                     BlackRock       BlackRock        BlackRock
                                      Florida       New Jersey      Pennsylvania
                                     Municipal       Municipal        Municipal
                                     Bond Fund       Bond Fund        Bond Fund
--------------------------------------------------------------------------------
Investor A 1 ..................         --             $104              --
--------------------------------------------------------------------------------

1 Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the year.


52              ANNUAL REPORT                     MAY 31, 2008

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account, which will vary depending on share class. For the period August 1, 2007 to May 31, 2008, the Funds paid the following amounts in return for these services:

--------------------------------------------------------------------------------
BlackRock Florida Municipal Bond Fund ...............................    $26,284
BlackRock New Jersey Municipal Bond Fund ............................    $29,802
BlackRock Pennsylvania Municipal Bond Fund ..........................    $25,621
--------------------------------------------------------------------------------

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Funds' transfer agent. Each class of the Funds bear the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of the Funds' shares. For the period August 1, 2007 to May 31, 2008, the following amounts have been accrued by the Funds to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
                                                  Call Center Fees
--------------------------------------------------------------------------------
                                     BlackRock       BlackRock        BlackRock
                                      Florida       New Jersey      Pennsylvania
                                     Municipal       Municipal        Municipal
                                     Bond Fund       Bond Fund        Bond Fund
--------------------------------------------------------------------------------
Institutional .................        $  128          $  511          $1,395
Service .......................            --          $  546          $   40
Investor A ....................        $   27          $  231          $  440
Investor A1 ...................        $  472          $  454          $  370
Investor B ....................        $  142          $  143          $   80
Investor B1 ...................            --          $  144          $  115
Investor C ....................        $   20          $   75          $   65
Investor C1 ...................        $  106          $  120          $   95
--------------------------------------------------------------------------------

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period August 1, 2007 to May 31, 2008 were as follows:

--------------------------------------------------------------------------------
                                                      Purchases         Sales
--------------------------------------------------------------------------------
BlackRock Florida Municipal Bond Fund ..........    $ 21,521,683    $ 33,439,526
BlackRock New Jersey Municipal Bond Fund .......    $ 32,175,451    $ 53,541,857
BlackRock Pennsylvania Municipal Bond Fund .....    $256,333,129    $318,547,554
--------------------------------------------------------------------------------

4. Beneficial Interest Transactions:

There are an unlimited number of shares authorized for each class of the Funds. Transactions in shares of beneficial interest for each class were as follows:

                                                                  Period August 1, 2007                         Year Ended
                                                                     to May 31, 2008                          July 31, 2007
                                                               ----------------------------            ----------------------------
BlackRock Florida Municipal Bond Fund                           Shares            Amount                Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................      231,501     $     2,323,254             291,385     $     3,030,158
Shares issued to shareholders in reinvestment of dividends       30,667             305,633              36,193             375,732
                                                               ----------------------------            ----------------------------
Total issued .............................................      262,168           2,628,887             327,578           3,405,890
Shares redeemed ..........................................     (505,981)         (5,071,650)           (535,478)         (5,561,470)
                                                               ----------------------------            ----------------------------
Net decrease .............................................     (243,813)    $    (2,442,763)           (207,900)    $    (2,155,580)
                                                               ============================            ============================

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class I*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................            795,565     $     8,233,760
Shares issued to shareholders in reinvestment of dividends .................................             34,571             357,839
                                                                                                       ----------------------------
Total issued ...............................................................................            830,136           8,591,599
Shares redeemed ............................................................................           (507,208)         (5,255,153)
                                                                                                       ----------------------------
Net increase ...............................................................................            322,928     $     3,336,446
                                                                                                       ============================

* Effective October 2, 2006, Class I Shares were redesignated Institutional Shares.


                  ANNUAL REPORT                     MAY 31, 2008              53

                                                                  Period August 1, 2007                   Period October 2, 2006+
                                                                     to May 31, 2008                         to July 31, 2007
                                                               ----------------------------            ----------------------------
BlackRock Florida Municipal Bond Fund (continued)               Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................       90,586     $       913,634             335,598     $     3,480,112
Shares issued to shareholders in reinvestment of dividends       11,244             111,781               5,488              56,511
                                                               ----------------------------            ----------------------------
Total issued .............................................      101,830           1,025,415             341,086           3,536,623
Shares redeemed ..........................................      (53,043)           (533,097)            (22,763)           (233,843)
                                                               ----------------------------            ----------------------------
Net increase .............................................       48,787     $       492,318             318,323     $     3,302,780
                                                               ============================            ============================

+     Commencement of operations.

                                                                  Period August 1, 2007                         Year Ended
                                                                     to May 31, 2008                          July 31, 2007
                                                               ----------------------------          ------------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...........      178,553     $     1,794,466             354,742     $     3,666,377
Shares issued to shareholders in reinvestment of dividends       58,452             581,543              75,542             782,889
                                                               ----------------------------          ------------------------------
Total issued .............................................      237,005           2,376,009             430,284           4,449,266
Shares redeemed ..........................................     (493,146)         (4,939,463)         (1,137,514)        (11,821,822)
                                                               ----------------------------          ------------------------------
Net decrease .............................................     (256,141)    $    (2,563,454)           (707,230)    $    (7,372,556)
                                                               ============================          ==============================

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................            527,848     $     5,463,162
Automatic conversion of shares .............................................................            243,585           2,516,457
Shares issued to shareholders in reinvestment of dividends .................................             91,450             945,045
                                                                                                       ----------------------------
Total issued ...............................................................................            862,883           8,924,664
Shares redeemed ............................................................................           (796,776)         (8,221,713)
                                                                                                       ----------------------------
Net increase ...............................................................................             66,107     $       702,951
                                                                                                       ============================

                                                                  Period August 1, 2007                         Year Ended
                                                                     to May 31, 2008                          July 31, 2007
                                                               ----------------------------            ----------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................       10,674     $       107,591              19,231     $       199,151
Shares issued to shareholders in reinvestment of dividends       16,925             168,857              27,451             285,087
                                                               ----------------------------            ----------------------------
Total issued .............................................       27,599             276,448              46,682             484,238
Shares redeemed and automatic conversion of shares .......     (386,438)         (3,882,846)           (880,448)         (9,135,947)
                                                               ----------------------------            ----------------------------
Net decrease .............................................     (358,839)    $    (3,606,398)           (833,766)    $    (8,651,709)
                                                               ============================            ============================

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................             57,971     $       601,017
Shares issued to shareholders in reinvestment of dividends .................................             33,304             344,967
                                                                                                       ----------------------------
Total issued ...............................................................................             91,275             945,984
                                                                                                       ----------------------------
Automatic conversion of shares .............................................................           (243,160)         (2,516,457)
Shares redeemed ............................................................................           (733,191)         (7,590,028)
                                                                                                       ----------------------------
Total redeemed .............................................................................           (976,351)        (10,106,485)
                                                                                                       ----------------------------
Net decrease ...............................................................................           (885,076)    $    (9,160,501)
                                                                                                       ============================


54              ANNUAL REPORT                     MAY 31, 2008

                                                                  Period August 1, 2007                   Period October 2, 2006+
                                                                     to May 31, 2008                          to July 31, 2007
                                                               ----------------------------            ----------------------------
BlackRock Florida Municipal Bond Fund (concluded)               Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................      116,586     $     1,160,123             139,623     $     1,445,646
Shares issued to shareholders in reinvestment of dividends        2,208              21,891                 691               7,109
                                                               ----------------------------            ----------------------------
Total issued .............................................      118,794           1,182,014             140,314           1,452,755
Shares redeemed ..........................................      (20,184)           (200,358)             (2,005)            (20,901)
                                                               ----------------------------            ----------------------------
Net increase .............................................       98,610     $       981,656             138,309     $     1,431,854
                                                               ============================            ============================

+     Commencement of operations.

                                                                  Period August 1, 2007                         Year Ended
                                                                     to May 31, 2008                          July 31, 2007
                                                               ----------------------------            ----------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................          295     $         2,928              90,509     $       934,432
Shares issued to shareholders in reinvestment of dividends       19,312             192,311              26,319             272,746
                                                               ----------------------------            ----------------------------
Total issued .............................................       19,607             195,239             116,828           1,207,178
Shares redeemed ..........................................     (356,663)         (3,572,661)           (313,232)         (3,237,597)
                                                               ----------------------------            ----------------------------
Net decrease .............................................     (337,056)    $    (3,377,422)           (196,404)    $    (2,030,419)
                                                               ============================            ============================

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................            573,431     $     5,936,278
Shares issued to shareholders in reinvestment of dividends .................................             25,304             261,367
                                                                                                       ----------------------------
Total issued ...............................................................................            598,735           6,197,645
Shares redeemed ............................................................................           (449,648)         (4,645,872)
                                                                                                       ----------------------------
Net increase ...............................................................................            149,087     $     1,551,773
                                                                                                       ============================

                                                                  Period August 1, 2007                   Period October 2, 2006+
                                                                     to May 31, 2008                          to July 31, 2007
                                                             ------------------------------         -------------------------------
BlackRock New Jersey Municipal Bond Fund                        Shares            Amount                Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................    3,069,723     $    31,839,653          15,107,431     $   161,596,332
Shares issued resulting from reorganization ..............           --                  --          12,623,088         136,064,267
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       49,499             508,610              47,250             503,184
                                                             ------------------------------         -------------------------------
Total issued .............................................    3,119,222          32,348,263          27,777,769         298,163,783
Shares redeemed ..........................................   (2,065,929)        (21,547,014)        (14,530,074)       (155,327,851)
                                                             ------------------------------         -------------------------------
Net increase .............................................    1,053,293     $    10,801,249          13,247,695     $   142,835,932
                                                             ==============================         ===============================

+     Commencement of operations.

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class I*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................            964,976     $    10,272,414
Shares issued to shareholders in reinvestment of dividends and distributions ...............             34,893             370,812
                                                                                                       ----------------------------
Total issued ...............................................................................            999,869          10,643,226
Shares redeemed ............................................................................           (230,789)         (2,453,141)
                                                                                                       ----------------------------
Net increase ...............................................................................            769,080     $     8,190,085
                                                                                                       ============================

* Effective October 2, 2006, Class I Shares were redesignated Institutional Shares.


                  ANNUAL REPORT                     MAY 31, 2008              55

                                                                  Period August 1, 2007                  Period October 2, 2006+
                                                                     to May 31, 2008                         to July 31, 2007
                                                               ----------------------------           -----------------------------
BlackRock New Jersey Municipal Bond Fund (continued)            Shares            Amount                Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Service
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................        8,300     $        87,651             321,331     $     3,432,330
Shares issued resulting from reorganization ..............           --                  --           1,277,790          13,770,748
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       26,298             272,950              25,159             270,682
                                                               ----------------------------           -----------------------------
Total issued .............................................       34,598             360,601           1,624,280          17,473,760
Shares redeemed ..........................................     (126,299)         (1,318,527)           (409,303)         (4,376,910)
                                                               ----------------------------           -----------------------------
Net increase (decrease) ..................................      (91,701)    $      (957,926)          1,214,977     $    13,096,850
                                                               ============================           =============================

+     Commencement of operations.

                                                                  Period August 1, 2007                  Period October 2, 2006+
                                                                     to May 31, 2008                         to July 31, 2007
                                                               ----------------------------           -----------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...........      866,474     $     9,032,690             982,922     $    10,622,153
Shares issued resulting from reorganization ..............           --                  --             642,864           6,934,573
Shares issued to shareholders in reinvestment dividends
  and distributions ......................................       32,583             337,989              21,040             226,230
                                                               ----------------------------           -----------------------------
Total issued .............................................      899,057           9,370,679           1,646,826          17,782,956
Shares redeemed ..........................................     (290,020)         (3,016,387)           (164,504)         (1,759,132)
                                                               ----------------------------           -----------------------------
Net increase .............................................      609,037     $     6,354,292           1,482,322     $    16,023,824
                                                               ============================           =============================s

+     Commencement of operations.

                                                                  Period August 1, 2007                         Year Ended
                                                                     to May 31, 2008                          July 31, 2007
                                                               ----------------------------            ----------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...........      189,807     $     1,986,286             333,806     $     3,578,707
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       72,762             756,703              86,895             937,248
                                                               ----------------------------            ----------------------------
Total issued .............................................      262,569           2,742,989             420,701           4,515,955
Shares redeemed ..........................................     (304,342)         (3,175,782)           (503,201)         (5,422,697)
                                                               ----------------------------            ----------------------------
Net decrease .............................................      (41,773)    $      (432,793)            (82,500)    $      (906,742)
                                                               ============================            ============================

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................            208,943     $     2,220,603
Automatic conversion of shares .............................................................            143,613           1,527,300
Shares issued resulting from reorganization ................................................            563,945           5,972,178
Shares issued to shareholders in reinvestment of dividends and distributions ...............             74,164             788,558
                                                                                                       ----------------------------
Total issued ...............................................................................            990,665          10,508,639
Shares redeemed ............................................................................           (398,716)         (4,231,990)
                                                                                                       ----------------------------
Net increase ...............................................................................            591,949     $     6,276,649
                                                                                                       ============================


56              ANNUAL REPORT                     MAY 31, 2008

                                                                  Period August 1, 2007                  Period October 2, 2006+
                                                                     to May 31, 2008                         to July 31, 2007
                                                               ----------------------------           -----------------------------
BlackRock New Jersey Municipal Bond Fund (continued)            Shares            Amount                Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................       13,627     $       140,745              31,037     $       334,569
Shares issued resulting from reorganization ..............           --                  --             955,090          10,293,000
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       18,912             196,404              20,550             221,281
                                                               ----------------------------           -----------------------------
Total issued .............................................       32,539             337,149           1,006,677          10,848,850
Shares redeemed and automatic conversion of shares .......     (180,860)         (1,881,597)           (191,557)         (2,062,283)
                                                               ----------------------------           -----------------------------
Net increase (decrease) ..................................     (148,321)    $    (1,544,448)            815,120     $     8,786,567
                                                               ============================           =============================

+     Commencement of operations.

                                                                  Period August 1, 2007                         Year Ended
                                                                     to May 31, 2008                          July 31, 2007
                                                               ----------------------------            ----------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................           13     $           124              22,341     $       233,261
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       20,664             214,695              30,286             326,520
                                                               ----------------------------            ----------------------------
Total issued .............................................       20,677             214,819              52,627             559,781
Shares redeemed and automatic conversion of shares .......     (304,749)         (3,188,968)           (531,370)         (5,716,037)
                                                               ----------------------------            ----------------------------
Net decrease .............................................     (284,072)    $    (2,974,149)           (478,743)    $    (5,156,256)
                                                               ============================            ============================

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................             75,601     $       803,353
Shares issued to shareholders in reinvestment of dividends and distributions ...............             36,197             384,750
                                                                                                       ----------------------------
Total issued ...............................................................................            111,798           1,188,103
                                                                                                       ----------------------------
Automatic conversion of shares .............................................................           (143,732)         (1,527,300)
Shares redeemed ............................................................................           (509,703)         (5,409,374)
                                                                                                       ----------------------------
Total redeemed .............................................................................           (653,435)         (6,936,674)
                                                                                                       ----------------------------
Net decrease ...............................................................................           (541,637)    $    (5,748,571)
                                                                                                       ============================

                                                                  Period August 1, 2007                  Period October 2, 2006+
                                                                     to May 31, 2008                        to July 31, 2007
                                                               ----------------------------           -----------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................      434,298     $     4,546,033             596,823     $     6,437,766
Shares issued resulting from reorganization ..............           --                  --             139,982           1,508,301
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       17,195             178,130               8,672              92,924
                                                               ----------------------------           -----------------------------
Total issued .............................................      451,493           4,724,163             745,477           8,038,991
Shares redeemed ..........................................     (119,770)         (1,251,738)            (59,516)           (635,360)
                                                               ----------------------------           -----------------------------
Net increase .............................................      331,723     $     3,472,425             685,961     $     7,403,631
                                                               ============================           =============================

+     Commencement of operations.


                  ANNUAL REPORT                     MAY 31, 2008              57

                                                                  Period August 1, 2007                         Year Ended
                                                                     to May 31, 2008                          July 31, 2007
                                                               ----------------------------            ----------------------------
BlackRock New Jersey Municipal Bond Fund (concluded)            Shares            Amount                Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................           27     $           245              80,325     $       856,962
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       34,254             355,298              43,167             465,414
                                                               ----------------------------            ----------------------------
Total issued .............................................       34,281             355,543             123,492           1,322,376
Shares redeemed ..........................................     (221,607)         (2,307,305)           (204,930)         (2,211,606)
                                                               ----------------------------            ----------------------------
Net decrease .............................................     (187,326)    $    (1,951,762)            (81,438)    $      (889,230)
                                                               ============================            ============================

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................            486,689     $     5,166,459
Shares issued to shareholders in reinvestment of dividends and distributions ...............             31,114             330,567
                                                                                                       ----------------------------
Total issued ...............................................................................            517,803           5,497,026
Shares redeemed ............................................................................           (168,574)         (1,794,645)
                                                                                                       ----------------------------
Net increase ...............................................................................            349,229     $     3,702,381
                                                                                                       ============================

                                                                  Period August 1, 2007                  Period October 2, 2006+
                                                                     to May 31, 2008                         to July 31, 2007
                                                             ------------------------------         -------------------------------
BlackRock Pennsylvania Municipal Bond Fund                      Shares            Amount                Shares             Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................   10,753,019     $   117,721,243          45,132,346     $   505,293,421
Shares issued resulting from reorganization ..............           --                  --          46,579,938         526,677,144
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       70,280             764,663              51,078             575,901
                                                             ------------------------------         -------------------------------
Total issued .............................................   10,823,299         118,485,906          91,763,362       1,032,546,466
Shares redeemed ..........................................   (9,612,359)       (105,087,171)        (49,076,517)       (550,101,506)
                                                             ------------------------------         -------------------------------
Net increase .............................................    1,210,940     $    13,398,735          42,686,845     $   482,444,960
                                                             ==============================         ===============================

+     Commencement of operations.

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class I*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................            258,690     $     2,907,065
Shares issued to shareholders in reinvestment of dividends .................................             19,170             215,636
                                                                                                       ----------------------------
Total issued ...............................................................................            277,860           3,122,701
Shares redeemed ............................................................................           (130,146)         (1,461,780)
                                                                                                       ----------------------------
Net increase ...............................................................................            147,714     $     1,660,921
                                                                                                       ============================

* Effective October 2, 2006, Class I Shares were redesignated Institutional Shares.


58              ANNUAL REPORT                     MAY 31, 2008

                                                                  Period August 1, 2007                  Period October 2, 2006+
                                                                     to May 31, 2008                         to July 31, 2007
                                                               ----------------------------           -----------------------------
BlackRock Pennsylvania Municipal Bond Fund (continued)          Shares            Amount                Shares             Amount
-----------------------------------------------------------------------------------------------------------------------------------
Service
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................        2,740     $        29,004             266,284     $     2,996,184
Shares issued resulting from reorganization ..............           --                  --             352,040           3,981,223
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................        5,611              61,073               4,636              52,252
                                                               ----------------------------           -----------------------------
Total issued .............................................        8,351              90,077             622,960           7,029,659
Shares redeemed ..........................................      (80,747)           (888,980)           (325,045)         (3,660,436)
                                                               ----------------------------           -----------------------------
Net increase (decrease) ..................................      (72,396)    $      (798,903)            297,915     $     3,369,223
                                                               ============================           =============================

+     Commencement of operations.

                                                                  Period August 1, 2007                  Period October 2, 2006+
                                                                     to May 31, 2008                        to July 31, 2007
                                                               ----------------------------           -----------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...........      440,691     $     4,833,165             340,268     $     3,841,878
Shares issued resulting from reorganization ..............           --                  --           2,414,744          27,333,039
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       88,386             962,685              69,146             779,778
                                                               ----------------------------           -----------------------------
Total issued .............................................      529,077           5,795,850           2,824,158          31,954,695
Shares redeemed ..........................................     (355,046)         (3,892,107)           (330,379)         (3,733,251)
                                                               ----------------------------           -----------------------------
Net increase .............................................      174,031     $     1,903,743           2,493,779     $    28,221,444
                                                               ============================           =============================

+     Commencement of operations.

                                                                  Period August 1, 2007                         Year Ended
                                                                     to May 31, 2008                          July 31, 2007
                                                               ----------------------------            ----------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...........      143,471     $     1,582,152             269,866     $     3,040,865
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       52,853             575,894              58,218             657,469
                                                               ----------------------------            ----------------------------
Total issued .............................................      196,324           2,158,046             328,084           3,698,334
Shares redeemed ..........................................     (338,122)         (3,692,708)           (231,123)         (2,606,866)
                                                               ----------------------------            ----------------------------
Net increase (decrease) ..................................     (141,798)    $    (1,534,662)             96,961     $     1,091,468
                                                               ============================            ============================

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................            186,476     $     2,100,586
Automatic conversion of shares .............................................................            175,276           1,971,520
Shares issued to shareholders in reinvestment of dividends .................................             53,112             598,166
                                                                                                       ----------------------------
Total issued ...............................................................................            414,864           4,670,272
Shares redeemed ............................................................................           (286,415)         (3,220,475)
                                                                                                       ----------------------------
Net increase ...............................................................................            128,449     $     1,449,797
                                                                                                       ============================


                  ANNUAL REPORT                     MAY 31, 2008              59

                                                                  Period August 1, 2007                  Period October 2, 2006+
                                                                     to May 31, 2008                        to July 31, 2007
                                                               ----------------------------           -----------------------------
BlackRock Pennsylvania Municipal Bond Fund (continued)          Shares            Amount                Shares             Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................        5,394     $        60,111              16,950     $       191,566
Shares issued resulting from reorganization ..............           --                  --             622,139           7,035,673
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       12,635             137,539              13,672             154,119
                                                               ----------------------------           -----------------------------
Total issued .............................................       18,029             197,650             652,761           7,381,358
Shares redeemed and automatic conversion of shares .......     (166,410)         (1,819,279)           (185,063)         (2,085,361)
                                                               ----------------------------           -----------------------------
Net increase (decrease) ..................................     (148,381)    $    (1,621,629)            467,698     $     5,295,997
                                                               ============================           =============================

+     Commencement of operations.

                                                                  Period August 1, 2007                         Year Ended
                                                                     to May 31, 2008                          July 31, 2007
                                                               ----------------------------            ----------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................           26     $           603               1,997     $        25,143
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       19,365             210,883              26,808             302,593
                                                               ----------------------------            ----------------------------
Total issued .............................................       19,391             211,486              28,805             327,736
Shares redeemed and automatic conversion of shares .......     (249,732)         (2,740,575)           (518,854)         (5,848,065)
                                                               ----------------------------            ----------------------------
Net decrease .............................................     (230,341)    $    (2,529,089)           (490,049)    $    (5,520,329)
                                                               ============================            ============================

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................             22,583     $       256,222
Shares issued to shareholders in reinvestment of dividends .................................             37,037             416,986
                                                                                                       ----------------------------
Total issued ...............................................................................             59,620             673,208
                                                                                                       ----------------------------
Automatic conversion of shares .............................................................           (175,472)         (1,971,520)
Shares redeemed ............................................................................           (342,329)         (3,848,140)
                                                                                                       ----------------------------
Total redeemed .............................................................................           (517,801)         (5,819,660)
                                                                                                       ----------------------------
Net decrease ...............................................................................           (458,181)    $    (5,146,452)
                                                                                                       ============================

                                                                  Period August 1, 2007                  Period October 2, 2006+
                                                                     to May 31, 2008                        to July 31, 2007
                                                               ----------------------------           -----------------------------
                                                                Shares           Amount                 Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................      352,840     $     3,859,791             252,006     $     2,834,147
Shares issued resulting from reorganization ..............           --                  --             142,420           1,611,617
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       13,534             147,325               5,227              58,812
                                                               ----------------------------           -----------------------------
Total issued .............................................      366,374           4,007,116             399,653           4,504,576
Shares redeemed ..........................................      (76,669)           (837,041)            (26,100)           (293,499)
                                                               ----------------------------           -----------------------------
Net increase .............................................      289,705     $     3,170,075             373,553     $     4,211,077
                                                               ============================           =============================

+     Commencement of operations.


60              ANNUAL REPORT                     MAY 31, 2008

                                                                  Period August 1, 2007                         Year Ended
                                                                     to May 31, 2008                          July 31, 2007
                                                               ----------------------------            ----------------------------
BlackRock Pennsylvania Municipal Bond Fund (concluded)          Shares            Amount                Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................        2,124     $        22,732              53,806     $       610,382
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................       29,611             322,296              32,544             367,187
                                                               ----------------------------            ----------------------------
Total issued .............................................       31,735             345,028              86,350             977,569
Shares redeemed ..........................................     (229,000)         (2,502,103)           (107,580)         (1,210,314)
                                                               ----------------------------            ----------------------------
Net decrease .............................................     (197,265)    $    (2,157,075)            (21,230)    $      (232,745)
                                                               ============================            ============================s

                                                                                                                Year Ended
                                                                                                              July 31, 2006
                                                                                                       ----------------------------
                                                                                                        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................................            271,153     $     3,052,105
Shares issued to shareholders in reinvestment of dividends .................................             28,373             319,214
                                                                                                       ----------------------------
Total issued ...............................................................................            299,526           3,371,319
Shares redeemed ............................................................................            (97,038)         (1,091,005)
                                                                                                       ----------------------------
Net increase ...............................................................................            202,488     $     2,280,314
                                                                                                       ============================


5. Short-Term Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under the Funds' current Prospectuses and Statements of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Funds pay a commitment fee of 0.06% per annum based on the Funds' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Funds did not borrow under the credit agreement during the period August 1, 2007 to May 31, 2008.

6. Income Tax Information:

Reclassifications:

BlackRock Florida Municipal Bond Fund

Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $2,653,250 has been reclassified between paid-in capital in excess of par and accumulated net realized loss as a result of a permanent difference attributable to the expiration of capital loss carryforwards. These reclassifications have no effect on net assets or net asset values per share.

BlackRock New Jersey Municipal Bond Fund

Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $2,597,813 has been reclassified between paid-in capital in excess of par and accumulated net realized losses as a result of a permanent difference attributable to the expiration of capital loss carryforwards. These reclassifications have no effect on net assets or net asset values per share.

BlackRock Pennsylvania Municipal Bond Fund

Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $53 has been reclassified between accumulated net realized loss and undistributed net investment income as a result of reclassification of distributions. These reclassifications have no effect on net assets or net asset values per share.


                  ANNUAL REPORT                     MAY 31, 2008              61

Black Rock Florida Municipal Bond Fund

The tax character of distributions paid during the period August 1, 2007 to May 31, 2008 and the years ended July 31, 2007 and July 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                          8/01/2007 -
                                          5/31/2008      7/31/2007     7/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt income ..................    $3,713,601    $4,795,811    $5,414,484
                                          --------------------------------------
Total taxable distributions ..........    $3,713,601    $4,795,811    $5,414,484
                                          --------------------------------------

As of May 31, 2008, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed tax-exempt income ..............................    $   123,464
Undistributed long-term net capital gains ....................             --
                                                                  -----------
Total undistributed net earnings .............................        123,464
Capital loss carryforward ....................................     (1,426,206)*
Net unrealized losses ........................................     (1,032,340)**
                                                                  -----------
Total net accumulated losses .................................    $(2,335,082)
                                                                  ===========

* On May 31, 2008, the Fund had a capital loss carryforward of $1,426,206, of which $1,118,328 expires in 2009, $48,027 expires in 2014 and $259,851 expires in 2016. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the deferral of post-October capital losses for tax purposes and the difference between book and tax treatment of residual interests on tender option bond trusts.

Black Rock New Jersey Municipal Bond Fund

The tax character of distributions paid during the period August 1, 2007 to May 31, 2008 and the years ended July 31, 2007 and July 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                        8/01/2007 -
                                        5/31/2008       7/31/2007      7/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt income ...............    $10,341,301    $10,641,372    $ 4,195,562
  Ordinary income .................        214,638             --         36,642
                                       -----------------------------------------
Total taxable distributions .......    $10,555,939    $10,641,372    $ 4,232,204
                                       -----------------------------------------

As of May 31, 2008, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed tax-exempt income .............................    $    314,265
Undistributed long-term net capital gains ...................              --
                                                                 ------------
Total undistributed net earnings ............................         314,265
Capital loss carryforward ...................................     (11,248,237)*
Net unrealized gains ........................................       2,367,598**
                                                                 ------------
Total net accumulated losses ................................    $ (8,566,374)
                                                                 ============

* On May 31, 2008, the Fund had a capital loss carryforward of $11,248,237, of which $5,171,785 expires in 2009, $2,530,579 expires in 2010,
      $2,693,662 expires in 2011, $724,595 expires in 2012 and $127,616 expires in 2014. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on straddles, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the deferral of post-October losses for tax purposes and the difference between book and tax treatment of residual interests on tender option bond trusts.

Black Rock Pennsylvania Municipal Bond Fund

The tax character of distributions paid during the period August 1, 2007 to May 31, 2008 and the years ended July 31, 2007 and July 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                        8/01/2007 -
                                        5/31/2008       7/31/2007      7/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt income ...............    $21,544,593    $21,184,436    $ 2,993,729
  Ordinary income .................      1,615,909             --             --
  Net long-term capital gains .....      1,446,595             --             --
                                       -----------------------------------------
Total taxable distributions .......    $24,607,097    $21,184,436    $ 2,993,729
                                       -----------------------------------------


62              ANNUAL REPORT                     MAY 31, 2008

Notes to Financial Statements (concluded)

As of May 31, 2008, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed tax-exempt income .............................    $    236,034
Undistributed long-term net capital gains ...................              --
                                                                 ------------
Total undistributed net earnings ............................         236,034
Capital loss carryforward ...................................     (32,801,272)*
Net unrealized losses .......................................      (1,241,231)**
                                                                 ------------
Total net accumulated losses ................................    $(33,806,469)
                                                                 ============

* On May 31, 2008, the Fund had a capital loss carryforward of $32,801,272, of which $7,349,820 expires in 2009, $15,329,699 expires in 2010 and
      $10,121,753 expires in 2012. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the deferral of post-October losses for tax purposes and the difference between book and tax treatment of residual interests on tender option bond trusts.

7. Concentration Risk:

Each Fund's investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons and there is no assurance that the insurer will meet its obligation.


                  ANNUAL REPORT                     MAY 31, 2008              63

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, three of the portfolios constituting BlackRock Multi-State Municipal Series Trust (the "Trust"), as of May 31, 2008, and the related statements of operations for the period August 1, 2007 to May 31, 2008 and for the year ended July 31, 2007, the statements of changes in net assets for the period August 1, 2007 to May 31, 2008 and for each of the two years in the period ended July 31, 2007, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund as of May 31, 2008, the results of their operations for the period August 1, 2007 to May 31, 2008 and for the year ended July 31, 2007, the changes in their net assets for the period August 1, 2007 to May 31, 2008 and for each of the two years in the period ended July 31, 2007, and the financial highlights for each of the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
July 28, 2008

Important Tax Information (Unaudited)

All of the net investment income distributions paid monthly by BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust during the taxable period ended May 31, 2008 qualify as tax-exempt interest dividends for federal income tax purposes.

BlackRock New Jersey Municipal Bond Fund paid an ordinary income distribution of $0.007850 per share to shareholders of record on December 19, 2007.

The following table summarizes the taxable per share distributions paid by BlackRock Pennsylvania Municipal Bond Fund during the taxable period ended May 31, 2008:

--------------------------------------------------------------------------------
  Record               Payable               Ordinary                Long-Term
   Date                  Date                 Income               Capital Gains
--------------------------------------------------------------------------------
12/19/2007            12/21/2007            $0.030333                $0.027163
--------------------------------------------------------------------------------


64              ANNUAL REPORT                     MAY 31, 2008

Officers and Trustees

                                                                                              Number of
                                         Length of                                            BlackRock-
                           Position(s)   Time                                                 Advised Funds
Name, Address              Held with     Served as a  Principal Occupation(s)                 and Portfolios  Public
and Year of Birth          the Funds     Trustee 2    During Past Five Years                  Overseen        Directorships
====================================================================================================================================
Non-Interested Trustees 1
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha          Trustee       Since 1995   Director, The China Business             37 Funds       None
40 East 52nd Street                                   Group, Inc. (consulting firm)           104 Portfolios
New York, NY 10022                                    since 1996 and formerly
1944                                                  Executive Vice President thereof
                                                      from 1996 to 2003; Chairman of
                                                      the Board, Berkshire Holding
                                                      Corporation since 1980.
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond              Trustee       Since 2007   Formerly Trustee and Member of           37 Funds       None
40 East 52nd Street                                   the Governance Committee, State         104 Portfolios
New York, NY 10022                                    Street Research Mutual Funds
1946                                                  from 1997 to 2005; Formerly
                                                      Board Member of Governance,
                                                      Audit and Finance Committee,
                                                      Avaya Inc. (computer equipment)
                                                      from 2003 to 2007.

------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton           Trustee       Since 2007   Managing General Partner, The            37 Funds       Knology, Inc.
40 East 52nd Street                                   Burton Partnership, LP (an              104 Portfolios  (telecommunications);
New York, NY 10022                                    investment partnership) since                           Capital Southwest
1944                                                  1979; Managing General Partner,                         (financial)
                                                      The South Atlantic Venture Funds
                                                      since 1983; Member of the
                                                      Investment Advisory Council of
                                                      the Florida State Board of
                                                      Administration from 2001 to
                                                      2007.
------------------------------------------------------------------------------------------------------------------------------------
Honorable                  Trustee       Since 2007   Partner and Head of                      37 Funds       UPS Corporation
Stuart E. Eizenstat                                   International Practice,                 104 Portfolios  (delivery service)
40 East 52nd Street                                   Covington and Burling (law firm)
New York, NY 10022                                    since 2001; International
1943                                                  Advisory Board Member, The Coca
                                                      Cola Company since 2002;
                                                      Advisory Board Member BT
                                                      Americas (telecommunications)
                                                      since 2004; Member of the Board
                                                      of Directors, Chicago Climate
                                                      Exchange (environmental) since
                                                      2006; Member of the
                                                      International Advisory Board GML
                                                      (energy) since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot           Trustee       Since 2005   Professor, Harvard University            37 Funds       None
40 East 52nd Street                                   since 1992.                             104 Portfolios
New York, NY 10022
1957
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez        Chairman of   Since 2007   Formerly Director, Vice Chairman         37 Funds       ACE Limited
40 East 52nd Street        the Board,                 and Chief Financial Officer of          104 Portfolios  (insurance company);
New York, NY 10022         Trustee and                USX Corporation (energy and                             Eastman Chemical
1944                       Member of                  steel business) from 1991 to                            Company (chemical);
                           the Audit                  2001.                                                   RTI International
                           Committee                                                                          Metals, Inc. (metals);
                                                                                                              TYCO Electronics
                                                                                                              (electronics)
------------------------------------------------------------------------------------------------------------------------------------
John F. O'Brien            Trustee       Since 2007   Trustee, Woods Hole                      37 Funds       Cabot Corporation
40 East 52nd Street                                   Oceanographic Institute since           104 Portfolios  (chemicals); LKQ
New York, NY 10022                                    2003; Formerly Director,                                Corporation (auto
1943                                                  Allmerica Financial Corporation                         parts manufacturing);
                                                      from 1995 to 2003; Formerly                             TJX Companies, Inc.
                                                      Director, ABIOMED from 1989 to                          (retailer)
                                                      2006; Formerly Director,
                                                      Ameresco, Inc. (energy solutions
                                                      company) from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------


                  ANNUAL REPORT                     MAY 31, 2008              65

                                                                                              Number of
                                         Length of                                            BlackRock-
                           Position(s)   Time                                                 Advised Funds
Name, Address              Held with     Served as a  Principal Occupation(s)                 and Portfolios  Public
and Year of Birth          the Funds     Trustee 2    During Past Five Years                  Overseen        Directorships
====================================================================================================================================
Non-Interested Trustees 1 (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo        Trustee       Since 2000   Shareholder, Modrall, Sperling,          37 Funds       None
40 East 52nd Street                                   Roehl, Harris & Sisk, P.A. (law         104 Portfolios
New York, NY 10022                                    firm) since 1993; Chairman of
1942                                                  the Board, Cooper's Inc.,
                                                      (retail) since 2000; Director of
                                                      ECMC Group (service provider to
                                                      students, schools and lenders)
                                                      since 2001; President Elect, The
                                                      American Law Institute,
                                                      (non-profit), 2007; Formerly
                                                      President, American Bar
                                                      Association from 1995 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid            Trustee       Since 2007   Self-employed consultant since           37 Funds       None
40 East 52nd Street                                   2001; Director and Secretary,           104 Portfolios
New York, NY 10022                                    SCB, Inc. (holding company)
1945                                                  since 1998; Director and
                                                      Secretary, SCB Partners, Inc.
                                                      (holding company) since 2000;
                                                      Formerly Director, Covenant
                                                      House (non-profit) from 2001 to
                                                      2004.
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh             Trustee       Since 2007   Director, National Museum of             37 Funds       None
40 East 52nd Street                                   Wildlife Art since 2007;                104 Portfolios
New York, NY 10022                                    Director, Ruckleshaus Institute
1941                                                  and Haub School of Natural
                                                      Resources at the University of
                                                      Wyoming since 2006; Director,
                                                      The American Museum of Fly
                                                      Fishing since 1997; Formerly
                                                      Consultant with Putnam
                                                      Investments from 1993 to 2003;
                                                      Formerly Director, The National
                                                      Audubon Society from 1998 to
                                                      2005.
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss              Chairman of   Since 2007   Managing Director, FGW                   37 Funds       Watson Pharmaceutical
40 East 52nd Street        the Audit                  Associates (consulting and              104 Portfolios  Inc.
New York, NY 10022         Committee                  investment company) since 1997;
1941                       and Trustee                Director, Michael J. Fox
                                                      Foundation for Parkinson's
                                                      Research since 2000; Formerly
                                                      Director of BTG International
                                                      Plc (a global technology
                                                      commercialization company) from
                                                      2001 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West            Trustee and   Since 2007   Dean Emeritus, New York                  37 Funds       Bowne & Co., Inc.
40 East 52nd Street        Member of                  University's Leonard N. Stern           104 Portfolios  (financial printers);
New York, NY 10022         the Audit                  School of Business                                      Vornado Realty Trust
1938                       Committee                  Administration since 1995.                              (real estate company);
                                                                                                              Alexander's Inc.
                                                                                                              (real estate company)
                           ---------------------------------------------------------------------------------------------------------
                           1     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                           2     Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                                 ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund's board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001;
                                 Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O'Brien since 2004; Roberta
                                 Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since
                                 1998; and Richard R. West since 1978.


66              ANNUAL REPORT                     MAY 31, 2008

                                                                                              Number of
                                         Length of                                            BlackRock-
                           Position(s)   Time                                                 Advised Funds
Name, Address              Held with     Served as a  Principal Occupation(s)                 and Portfolios  Public
and Year of Birth          the Funds     Trustee      During Past Five Years                  Overseen        Directorships
====================================================================================================================================
Interested Trustees 1
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis           Fund          Since 2007   Managing Director, BlackRock,           185 Funds       None
40 East 52nd Street        President                  Inc. since 2005; Formerly Chief         295 Portfolios
New York, NY 10022         and                        Executive Officer, State Street
1945                       Trustee                    Research & Management Company
                                                      from 2000 to 2005; Formerly
                                                      Chairman of the Board of
                                                      Trustees, State Street Research
                                                      Mutual Funds from 2000 to 2005;
                                                      Formerly Chairman, SSR Realty
                                                      from 2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink           Trustee       Since 2007   Chairman and Chief Executive             37 Funds       None
40 East 52nd Street                                   Officer of BlackRock, Inc. since        104 Portfolios
New York, NY 10022                                    its formation in 1998 and of
1952                                                  BlackRock, Inc.'s predecessor
                                                      entities since 1988 and Chairman
                                                      of the Executive and Management
                                                      Committees; Formerly Managing
                                                      Director, The First Boston
                                                      Corporation, Member of its
                                                      Management Committee, Co-head of
                                                      its Taxable Fixed Income
                                                      Division and Head of its
                                                      Mortgage and Real Estate
                                                      Products Group; Chairman of the
                                                      Board of several of BlackRock's
                                                      alternative investment vehicles;
                                                      Director of several of
                                                      BlackRock's offshore funds;
                                                      Member of the Board of Trustees
                                                      of New York University, Chair of
                                                      the Financial Affairs Committee
                                                      and a member of the Executive
                                                      Committee, the Ad Hoc Committee
                                                      on Board Governance, and the
                                                      Committee on Trustees;
                                                      Co-Chairman of the NYU Hospitals
                                                      Center Board of Trustees,
                                                      Chairman of the
                                                      Development/Trustee Stewardship
                                                      Committee and Chairman of the
                                                      Finance Committee; Trustee, The
                                                      Boys' Club of New York.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay               Trustee       Since 2007   Consultant, BlackRock, Inc.             184 Funds       None
40 East 52nd Street                                   since 2007; Formerly Managing           294 Portfolios
New York, NY 10022                                    Director, BlackRock, Inc. from
1947                                                  1989 to 2007; Formerly Chief
                                                      Administrative Officer,
                                                      BlackRock Advisors, LLC from
                                                      1998 to 2007; Formerly President
                                                      of BlackRock Funds and BlackRock
                                                      Bond Allocation Target Shares
                                                      from 2005 to 2007 and Treasurer
                                                      of certain closed-end Funds in
                                                      the BlackRock fund complex from
                                                      1989 to 2006.
                           ---------------------------------------------------------------------------------------------------------
                           1     Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the Investment Company
                                 Act of 1940, of the Funds based on their positions with BlackRock, Inc. and its affiliates.
                                 Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


                  ANNUAL REPORT                     MAY 31, 2008              67

Officers and Trustees (concluded)

                           Position(s)   Length of
Name, Address              Held with     Time
and Year of Birth          the Funds     Served       Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund Officers 1
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Chief         Since 2007   Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street        Executive                  Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management,
New York, NY 10022         Officer                    L.P. ("FAM") in 2006; First Vice President thereof from 1997 to 2005;
1960                                                  Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to
                                                      1997.

------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley           Vice          Since 2007   Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of
40 East 52nd Street        President                  BlackRock's U.S. Retail Group since 2006; Head of BlackRock's Mutual Fund
New York, NY 10022                                    Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from
1962                                                  1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews            Chief         Since 2007   Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice
40 East 52nd Street        Financial                  President and Line of Business Head of Fund Accounting and Administration at
New York, NY 10022         Officer                    PFPC Inc. from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife                Treasurer     Since 2007   Managing Director of BlackRock, Inc. since 2007 and Director in 2006;
40 East 52nd Street                                   Formerly Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to
New York, NY 10022                                    2006; Director of MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan          Chief         Since 2007   Chief Compliance Officer of the BlackRock-advised Funds since 2007;
40 East 52nd Street        Compliance                 Anti-Money Laundering Officer of the Funds since 2007; Managing Director and
New York, NY 10022         Officer of                 Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of
1959                       the Fund                   BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
                                                      Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank
                                                      Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff             Secretary     Since 2007   Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                   BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs
New York, NY 10022                                    Asset Management, L.P. from 1993 to 2006.
1965
                           ---------------------------------------------------------------------------------------------------------
                           1     Officers of the Trust serve at the pleasure of the Board of Trustees.
                           ---------------------------------------------------------------------------------------------------------
                                 Further information about the Funds' Officers and Trustees is available in the Funds' Statement of
                                 Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and
Trust Company
Boston, MA 02101

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809


68              ANNUAL REPORT                     MAY 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds' website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds' electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Click on the applicable link and follow the steps to sign up
3)    Log into your account

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.


                  ANNUAL REPORT                     MAY 31, 2008              69

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


70              ANNUAL REPORT                     MAY 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


                  ANNUAL REPORT                     MAY 31, 2008              71

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

                                                                       BLACKROCK

                                                                  #MBFLNJPA-5/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Joe Grills (not reappointed to the Audit Committee, effective November 1, 2007)
            Robert M. Hernandez (term began, effective November 1, 2007)
            Robert S. Salomon, Jr. (term ended, effective November 1, 2007)
            Fred G. Weiss (term began, effective November 1, 2007)
            Richard R. West (term began, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Florida
Municipal Bond Fund   $25,900      $51,350           $0            $0           $6,100        $6,100          $1,049         $1,042
----------------------------------------------------------------------------------------------------------------------------------
BlackRock New
Jersey Municipal
Bond Fund             $25,900      $51,350           $0            $0           $6,100        $6,100          $1,049         $1,042
----------------------------------------------------------------------------------------------------------------------------------
BlackRock
Pennsylvania
Municipal Bond Fund   $24,800      $50,350           $0            $0           $6,100        $6,100          $1,049         $1,042
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant.

            Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
            Entity Name                           Year End           Year End
            --------------------------------------------------------------------
            BlackRock Florida Municipal
            Bond Fund                             $294,649           $713,975
            --------------------------------------------------------------------
            BlackRock New Jersey
            Municipal Bond Fund                   $294,649           $713,975
            --------------------------------------------------------------------
            BlackRock Pennsylvania
            Municipal Bond Fund                   $294,649           $713,975
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-State Municipal Series Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-State Municipal Series Trust

Date: July 18, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-State Municipal Series Trust

Date: July 18, 2008